JPMorgan Ultra-Short Municipal Income ETF
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2025.

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 92.4% (a)
Alabama — 1.1%
Alabama Federal Aid Highway Finance Authority
Series 2016A, Rev., 5.00%, 9/1/2026 (b)	3,315,000	3,373,626
Series A, Rev., 5.00%, 9/1/2026 (b)	190,000	193,360
Series B, Rev., 5.00%, 9/1/2026 (b)	100,000	101,769
Series A, Rev., 4.00%, 9/1/2027 (b)	95,000	97,305
Series A, Rev., 5.00%, 9/1/2027 (b)	1,400,000	1,457,765
Alabama Public School and College Authority, Capital improvement
Series 2014B, Rev., 5.00%, 1/1/2026	310,000	311,056
Series 2014B, Rev., 5.00%, 1/1/2027	45,000	45,150
Birmingham Airport Authority, Rev., 5.00%, 7/1/2026	20,000	20,269
Black Belt Energy Gas District, Gas Prepay Project No. 4 Series 2019A-1, Rev., VRDO, 4.00%, 12/1/2025 (c)	25,000,000	25,000,000
Black Belt Energy Gas District, Gas Project Series 2025E, Rev., 5.00%, 5/1/2030	2,100,000	2,240,376
Black Belt Energy Gas District, Gas Project No. 6 Series 2021B, Rev., 4.00%, 12/1/2026 (c)	60,000	60,351
Black Belt Energy Gas District, Gas Supply Series 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 4.09%, 12/5/2025 (d)	25,575,000	25,724,742
City of Homewood GO, 5.00%, 9/1/2026 (b)	2,060,000	2,096,431
Deutsche Intermediate Tax-Free Fund Series 2024, Rev., 5.00%, 10/1/2026	1,020,000	1,037,213
Tuscaloosa City Board of Education Rev., 5.00%, 8/1/2026 (b)	605,000	614,303
Total Alabama		62,373,716
Alaska — 0.7%
Alaska Housing Finance Corp., Home Mortgage Series 2007A, Rev., VRDO, LIQ : FHLB, 2.74%, 12/10/2025 (c)	28,400,000	28,400,000
Alaska Housing Finance Corp., State Capital Project Series II 2021A, Rev., 5.00%, 12/1/2026	935,000	955,823
Alaska Municipal Bond Bank Authority
Series 1, Rev., 5.00%, 12/1/2025	480,000	480,000
Series 3, Rev., 5.00%, 12/1/2026	55,000	56,220
Borough of Matanuska-Susitna, Alaska School General Obligation Series 2025B, GO, 5.00%, 11/1/2026	1,375,000	1,405,506
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Series 2025A, Rev., 5.00%, 9/1/2028	1,380,000	1,461,669
Series 2025A, Rev., 5.00%, 9/1/2029	3,175,000	3,428,788
Borough of North Slope
GO, 5.00%, 6/30/2026	2,000,000	2,026,632
Series 2022A, GO, 5.00%, 6/30/2028	75,000	79,537
Borough of North Slope, General Purpose Series 2021C, GO, 4.00%, 6/30/2026	120,000	120,912
Total Alaska		38,415,087
Arizona — 1.1%
Arizona Health Facilities Authority, Banner Health Series 2015B, Rev., (SIFMA Municipal Swap Index Yield + 0.25%), 3.04%, 12/11/2025 (d)	7,600,000	7,553,916
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2022A, Rev., 4.00%, 11/1/2027	4,000,000	3,995,990
Series 2024A, Rev., 5.00%, 11/1/2029	2,100,000	2,225,542
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project Series 2022, Rev., 5.00%, 7/1/2026	30,000	30,407
Arizona Water Infrastructure Finance Authority Series 2024, Rev., 5.00%, 10/1/2027	5,520,000	5,763,844
City of Chandler Series 2016, GO, 5.00%, 7/1/2027	2,000,000	2,076,557
City of Mesa Utility System Series 2017, Rev., 4.00%, 7/1/2027	1,500,000	1,532,405
City of Phoenix Series 2016, GO, 4.00%, 7/1/2026	275,000	277,370

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
City of Phoenix Civic Improvement Corp.
Rev., 5.00%, 7/1/2026 (e)	4,000,000	4,055,278
Series 2020A, Rev., 5.00%, 7/1/2026	25,000	25,348
Series B, Rev., 5.00%, 7/1/2026	230,000	233,198
Rev., 5.00%, 7/1/2027 (e)	2,375,000	2,464,146
City of Phoenix Civic Improvement Corp., Civic Plaza Expansion Series 2005B, Rev., NATL - RE, 5.50%, 7/1/2026	25,000	25,420
City of Yuma Municipal Property Corp., Senior Lien Series 2015, Rev., 5.00%, 7/1/2026	2,015,000	2,018,298
County of Pima Sewer System, Rev., 5.00%, 7/1/2026 (b)	150,000	152,017
Maricopa County Industrial Development Authority, Banner Health
Series 2019D, Rev., 5.00%, 5/15/2026 (c)	2,165,000	2,186,303
Series 2023A-1, Rev., 5.00%, 5/15/2026 (c)	6,080,000	6,126,376
Series 2023A-2, Rev., 5.00%, 5/15/2028 (c)	375,000	392,095
Series 2023A3, Rev., 5.00%, 11/1/2030 (c)	3,190,000	3,462,396
Maricopa County Union High School District No. 210-Phoenix, Project of 2023 Series 2025B, GO, 5.00%, 7/1/2027	2,375,000	2,467,415
Pima County Regional Transportation Authority Excise Tax Series 2017, Rev., 5.00%, 6/1/2026	175,000	177,087
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 2.82%, 12/10/2025 (c) (f)	11,000,000	11,000,000
State of Arizona Series 2019A, COP, 5.00%, 10/1/2026 (b)	490,000	499,924
State of Arizona Lottery
Rev., 5.00%, 7/1/2026 (b)	195,000	197,623
Rev., 5.00%, 7/1/2027 (b)	20,000	20,731
Rev., 5.00%, 7/1/2029 (b)	200,000	216,330
Total Arizona		59,176,016
Arkansas — 0.0% ^
University of Central Arkansas, Student Fee Series 2020A, Rev., 5.00%, 11/1/2026	75,000	76,407
California — 1.2%
California Community College Financing Authority, West Valley Mission Community College District Series 2016C, Rev., 5.00%, 6/1/2026 (b)	25,000	25,305
California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. Series 2020A, Rev., 5.00%, 6/1/2026	1,090,000	1,100,885
California Infrastructure and Economic Development Bank, Colburn School (The), Rev., (SIFMA Municipal Swap Index Yield + 0.90%), 3.69%, 12/11/2025 (d)	28,500,000	28,486,149
California Municipal Finance Authority, Waste Management, Inc., Project
Series 2020, Rev., AMT, VRDO, 3.80%, 3/2/2026 (c)	1,425,000	1,425,000
Series 2017A, Rev., AMT, 3.45%, 12/1/2026 (c)	1,500,000	1,499,875
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project
Series 2017A-1, Rev., AMT, 3.45%, 1/15/2026 (c) (f)	7,000,000	7,000,512
Rev., AMT, 3.80%, 2/17/2026 (c) (f)	6,500,000	6,496,680
California Statewide Communities Development Authority, Adventist Health System/West Obligated Group Series 2007A, Rev., 5.00%, 3/1/2027 (c)	775,000	785,853
City of San Jose, Multi-Family Housing Parkmoor Series 2023F2, Rev., 5.00%, 6/1/2026 (c)	120,000	121,164
City of Vernon, Electric System Series 2021A, Rev., 5.00%, 4/1/2026	25,000	25,157
Colton Joint Unified School District, Election of 2008 Series 2010B, GO, A.G., 5.80%, 8/21/2026 (b)	65,000	66,607
Desert Community College District Series 2016, GO, 5.00%, 2/1/2026 (b)	50,000	50,215
El Dorado Irrigation District Series 2016C, Rev., 5.00%, 3/1/2026 (b)	40,000	40,266
Glendale Community College District, Election of 2016 Series 2016A, GO, 5.25%, 8/1/2027 (b)	25,000	26,222
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds Series 2017A-1, Rev., 5.00%, 6/1/2027 (b)	25,000	26,009

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Los Angeles Department of Water and Power System
Series 2020A, Rev., 5.00%, 7/1/2026	800,000	811,777
Series 2022E, Rev., 5.00%, 7/1/2026	1,900,000	1,927,970
Series 2016B, Rev., 5.00%, 7/1/2027	1,625,000	1,628,215
Series 2017B, Rev., 5.00%, 7/1/2030	800,000	819,560
Series 2024C, Rev., 5.00%, 7/1/2030	625,000	685,364
Los Angeles Unified School District, Certificates of Participation
Series 2023A, COP, 5.00%, 10/1/2028 (b)	10,000	10,764
Series 2023A, COP, 5.00%, 10/1/2028	10,000	10,736
Metropolitan Water District of Southern California, Waterworks Series 2024B-2, Rev., 5.00%, 7/1/2029 (c)	1,350,000	1,432,555
San Diego County Regional Airport Authority, Senior Private Activity
Series 2025B, Rev., AMT, 5.00%, 7/1/2028	1,650,000	1,737,267
Series 2025B, Rev., AMT, 5.00%, 7/1/2029	3,150,000	3,378,934
Series 2025B, Rev., AMT, 5.00%, 7/1/2030	2,200,000	2,403,554
Southern California Public Power Authority
Series 2015C, Rev., 5.00%, 7/1/2026	2,410,000	2,415,020
Series 2023-1, Rev., 5.00%, 7/1/2026	1,310,000	1,329,285
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Series 2021A, Class 1, Rev., 5.00%, 6/1/2030	400,000	432,514
Total California		66,199,414
Colorado — 2.8%
Adams and Arapahoe Counties Joint School District 28J Aurora, GO, 5.50%, 12/1/2026	4,000,000	4,119,744
City and County of Denver
Series 2024A, GO, 5.00%, 8/1/2026	1,055,000	1,072,617
Series 2024B, GO, 5.00%, 8/1/2026	955,000	970,947
City and County of Denver Pledged Excise Tax Series 2016A, Rev., 5.00%, 8/1/2026	340,000	345,246
City and County of Denver, Airport System
Series 2023B, Rev., AMT, 5.00%, 11/15/2026	4,700,000	4,792,850
Series 2023B, Rev., AMT, 5.00%, 11/15/2027	2,000,000	2,080,678
City of Aurora
COP, 5.00%, 12/1/2025	60,000	60,000
Series 2016, Rev., 5.00%, 8/1/2026 (b)	290,000	294,556
COP, 5.00%, 12/1/2027	60,000	62,840
City of Colorado Springs Utilities System
Series 2018A-1, Rev., 5.00%, 11/15/2026	35,000	35,823
Series 2020C, Rev., 5.00%, 11/15/2027	20,000	20,945
Series A-1, Rev., 5.00%, 11/15/2030	1,405,000	1,468,067
City of Commerce City Sales and Use Tax, Rev., A.G., 5.00%, 8/1/2026 (b)	2,000,000	2,030,753
Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2026	75,000	75,947
Colorado Health Facilities Authority, Adventhealth Obligated Group
Series 2019B, Rev., 5.00%, 11/19/2026 (b) (c)	2,000,000	2,044,705
Series 2019B, Rev., 5.00%, 11/19/2026 (c)	1,625,000	1,658,654
Colorado Health Facilities Authority, Adventist Health System
Series 2016C, Rev., 5.00%, 11/15/2026 (c)	3,470,000	3,541,026
Series A-1, Rev., 5.00%, 11/15/2028 (c)	1,350,000	1,424,265
Series 2025A, Rev., 5.00%, 11/15/2030 (c)	1,560,000	1,698,680
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series C, Rev., 5.00%, 12/1/2026	85,000	85,869

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019A-1, Rev., 5.00%, 8/1/2026	340,000	344,217
Series 2019B-2, Rev., 5.00%, 8/1/2026 (c)	2,195,000	2,201,793
Series 2019A-2, Rev., 5.00%, 8/1/2027	5,000,000	5,155,387
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group Series 2022A, Rev., 5.00%, 11/1/2028	700,000	737,240
Colorado Health Facilities Authority, Intermountain Healthcare
Series 2024D, Rev., VRDO, 2.80%, 12/1/2025 (c)	28,100,000	28,100,000
Series 2024E, Rev., VRDO, LIQ : TD Bank NA, 2.85%, 12/1/2025 (c)	25,000,000	25,000,000
Series 2022B, Rev., 5.00%, 8/17/2026 (c)	2,950,000	2,997,100
Series 2022C, Rev., 5.00%, 8/15/2028 (c)	5,015,000	5,286,689
Colorado Health Facilities Authority, NCMC, Inc., Project
Rev., 4.00%, 5/15/2026 (b)	370,000	372,213
Series 2016, Rev., 4.00%, 5/15/2026 (b)	1,045,000	1,051,250
Series 2025-XM1212, Rev., 4.00%, 5/15/2026 (b)	180,000	181,076
Series 2016, Rev., 5.00%, 5/15/2026 (b)	135,000	136,415
Colorado Health Facilities Authority, Parkview Medical center, Inc. Project, Rev., 4.00%, 9/1/2026 (b)	465,000	469,622
Colorado Health Facilities Authority, Sanford Health Series 2019A, Rev., 5.00%, 11/1/2029	190,000	204,003
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project
Rev., 5.00%, 6/1/2027 (b)	175,000	180,807
Series 2017, Rev., 5.00%, 6/1/2027 (b)	35,000	36,161
Colorado Springs School District No. 11 Facilities Corp.
COP, 5.00%, 12/15/2028	375,000	398,885
COP, 5.00%, 12/15/2029	350,000	378,632
County of Adams, COP, 5.00%, 12/1/2025	250,000	250,000
Denver City and County School District No. 1
Series 2018A, GO, 5.50%, 12/1/2025	25,000	25,000
Series 2025D, GO, 5.00%, 12/1/2026 (e)	3,525,000	3,610,864
Series 2025D, GO, 5.00%, 12/1/2027 (e)	3,900,000	4,089,772
Series 2025D, GO, 5.00%, 12/1/2028 (e)	4,750,000	5,084,341
E-470 Public Highway Authority Series 2020A, Rev., 5.00%, 9/1/2026	75,000	76,280
Garfield Pitkin and Eagle Counties School District No. Re-1 Roaring Fork
GO, 5.00%, 12/15/2025 (b)	75,000	75,067
Series 2016, GO, 5.00%, 12/15/2025 (b)	25,000	25,022
Platte River Power Authority Series JJ, Rev., 4.00%, 6/1/2026	65,000	65,480
Regional Transportation District, COP, 5.00%, 6/1/2030	1,990,000	2,193,737
Regional Transportation District, Denver Transit Partners Series 2020A, Rev., 5.00%, 7/15/2026	950,000	959,532
State of Colorado
Series 2018A, COP, 5.00%, 12/15/2025	20,000	20,018
Series 2018A, COP, 5.00%, 12/15/2026	160,000	164,031
Series 2018L, COP, 5.00%, 3/15/2027	145,000	149,339
Series 2021A, COP, 5.00%, 12/15/2028	25,000	26,798
Series 2020A, COP, 5.00%, 9/1/2029	75,000	81,497
COP, 5.00%, 3/15/2031	3,015,000	3,164,542
State of Colorado, Building Excellent Schools Today Series 2025T, COP, 5.00%, 3/15/2026 (e)	2,250,000	2,264,115
University of Colorado Series 2007A, Rev., NATL - RE, 5.00%, 6/1/2026	110,000	111,342
University of Colorado, Enterprise System
Series 2016B-1, Rev., 4.00%, 6/1/2026 (b)	290,000	292,117
Series 2021C-3B, Rev., 2.00%, 10/15/2026 (c)	6,250,000	6,170,306

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Series 2017A-2, Rev., 5.00%, 6/1/2028	55,000	58,335
University of Colorado, Hospital Authority Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 2.85%, 12/1/2025 (c)	25,000,000	25,000,000
Total Colorado		155,073,237
Connecticut — 3.2%
City of Bristol, GO, BAN, 4.00%, 11/5/2026	37,600,000	38,118,275
City of Milford, GO, BAN, 4.00%, 10/27/2026	11,160,000	11,316,975
Connecticut State Health and Educational Facilities Authority, University System Issue Series L, Rev., 3.00%, 11/1/2026	120,000	120,003
Connecticut State Health and Educational Facilities Authority, Yale University
Series 2024C-1, Rev., VRDO, 2.70%, 12/10/2025 (c)	40,000,000	40,000,000
Series 2017C-1, Rev., 5.00%, 2/1/2028 (c)	60,000	62,970
State of Connecticut
Series 2022 A, GO, 4.00%, 1/15/2026	285,000	285,487
Series 2016A, GO, 4.00%, 3/15/2026	20,000	20,082
Series 2016A, GO, 5.00%, 3/15/2026	25,000	25,174
Series 2016B, GO, 5.00%, 5/15/2026	100,000	101,104
Series 2025 D, GO, 5.00%, 8/15/2026	14,825,000	15,079,093
Series 2025B, GO, 5.00%, 12/1/2026	14,625,000	14,981,359
Series 2025 D, GO, 5.00%, 8/15/2027	20,000,000	20,828,906
Series 2025B, GO, 5.00%, 12/1/2027	6,500,000	6,815,941
Series E, GO, 5.00%, 10/15/2028	2,150,000	2,191,943
Series 2022E, GO, 5.00%, 11/15/2028	35,000	37,445
Series 2025B, GO, 5.00%, 12/1/2028	1,910,000	2,045,419
Series 2019A, GO, 5.00%, 4/15/2029	500,000	539,689
Series 2025 C, GO, 5.00%, 8/15/2030	8,890,000	9,860,023
Series 2025 D, GO, 5.00%, 8/15/2030	3,000,000	3,327,342
Series 2018E, GO, 5.00%, 9/15/2030	1,665,000	1,775,522
Series 2022D, GO, 5.00%, 9/15/2030	250,000	277,761
State of Connecticut Special Tax
Series 2021A, Rev., 5.00%, 5/1/2026	600,000	605,998
Series 2022A, Rev., 5.00%, 7/1/2026	60,000	60,843
Series B, Rev., 5.00%, 8/1/2026	90,000	90,146
Series 2018B, Rev., 5.00%, 10/1/2026	80,000	81,608
Series 2023B, Rev., 5.00%, 7/1/2028	30,000	31,836
Series 2024A-1, Rev., 5.00%, 7/1/2029	45,000	48,788
Series A, Rev., 5.00%, 9/1/2029	100,000	101,691
Town of Groton, GO, BAN, 4.25%, 4/23/2026	6,900,000	6,933,237
University of Connecticut Series 2015A, Rev., 5.00%, 2/15/2026	25,000	25,044
Total Connecticut		175,789,704
Delaware — 0.2%
Delaware Transportation Authority Series 2016, Rev., 5.00%, 7/1/2026	1,010,000	1,024,656
State of Delaware
Series 2018A, GO, 5.00%, 2/1/2026	25,000	25,104
Series 2023A, GO, 5.00%, 5/1/2026	125,000	126,302

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Delaware — continued
University of Delaware
Series 2025A, Rev., 5.00%, 11/1/2026	3,130,000	3,200,161
Series 2025A, Rev., 5.00%, 11/1/2028	6,185,000	6,610,369
Total Delaware		10,986,592
District of Columbia — 0.9%
District of Columbia
Series 2023B, GO, 5.00%, 6/1/2026	25,000	25,305
Series D, GO, 5.00%, 6/1/2026	25,000	25,305
Series 2024C, GO, 5.00%, 12/1/2027	5,105,000	5,346,916
Series 2017D, GO, 5.00%, 6/1/2029	2,000,000	2,071,010
District of Columbia Housing Finance Agency, Multi Family Housing Edgewood Apartments Project Series 2023, Rev., FHA, 5.00%, 6/1/2026 (c)	6,275,000	6,280,389
District of Columbia Income Tax
Series 2022C, Rev., 5.00%, 12/1/2026	55,000	56,356
Series 2020A, Rev., 5.00%, 3/1/2027	20,000	20,615
District of Columbia Water and Sewer Authority, Subordinate Lien Series 2025B, Rev., 5.00%, 10/1/2026	1,355,000	1,381,663
District of Columbia, Children's Hospital Obligated Group
Series 2015, Rev., 5.00%, 7/15/2027	230,000	230,524
Series 2015, Rev., 5.00%, 7/15/2028	265,000	265,640
Series 2015, Rev., 5.00%, 7/15/2029	100,000	100,243
District of Columbia, Federal Highway Series 2020, Rev., 5.00%, 12/1/2028	45,000	48,004
District of Columbia, National Public Radio, Inc., Issue Series 2016, Rev., 5.00%, 4/1/2026 (b)	25,000	25,186
Metropolitan Washington Airports Authority Aviation
Series 2010C-2, Rev., VRDO, LOC : TD Bank NA, 2.79%, 12/10/2025 (c)	20,100,000	20,100,000
Series 2019B, Rev., 5.00%, 10/1/2026	30,000	30,578
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	1,355,000	1,433,058
Series 2018A, Rev., AMT, 5.00%, 10/1/2029	5,000,000	5,270,917
Series 2024A, Rev., AMT, 5.00%, 10/1/2030	3,500,000	3,818,264
Metropolitan Washington Airports Authority Dulles Toll Road, Second Line Series 2009C, Rev., A.G., 6.50%, 10/1/2026 (b)	1,185,000	1,221,959
Washington Metropolitan Area Transit Authority
Series 2018, Rev., 5.00%, 7/1/2026	20,000	20,275
Series A-1, Rev., 5.00%, 7/1/2026	280,000	283,851
Series A-1, Rev., 5.00%, 7/1/2027	100,000	103,739
Series 2017B, Rev., 5.00%, 7/1/2028	30,000	31,080
Series A-1, Rev., 5.00%, 7/1/2028	25,000	25,900
Washington Metropolitan Area Transit Authority Dedicated
Series 2021A, Rev., 5.00%, 7/15/2026	30,000	30,440
Series 2021A, Rev., 5.00%, 7/15/2030	80,000	88,395
Total District of Columbia		48,335,612
Florida — 3.8%
Alachua County School Board Series 2020, COP, A.G., 5.00%, 7/1/2027	20,000	20,700
Central Florida Expressway Authority, Senior Lien
Rev., A.G., 5.00%, 7/1/2026	1,855,000	1,880,391
Series 2016B, Rev., 5.00%, 7/1/2026	435,000	440,472
Series 2019B, Rev., 5.00%, 7/1/2026	45,000	45,566
Series 2016B, Rev., 5.00%, 7/1/2027	535,000	541,519

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series 2021, Rev., A.G., 5.00%, 7/1/2027	300,000	311,118
Series 2016B, Rev., 5.00%, 7/1/2028	1,000,000	1,012,329
Series 2017, Rev., 5.00%, 7/1/2029	50,000	51,784
Series 2019B, Rev., 5.00%, 7/1/2029	75,000	81,022
City of Gainesville, Utilities System
Series 2017A, Rev., 5.00%, 10/1/2028	1,000,000	1,042,469
Series B, Rev., 5.00%, 10/1/2029	50,000	50,069
City of Jacksonville
Series 2015, Rev., 5.00%, 10/1/2026	20,000	20,035
Series A, Rev., 5.00%, 10/1/2026	25,000	25,504
Rev., 5.00%, 10/1/2029	165,000	165,293
City of Jacksonville, Health Care Facilities, Baptist Health Series 2019C, Rev., VRDO, 2.85%, 12/10/2025 (c)	17,400,000	17,400,000
City of Lakeland, Department of Electric Utilities
Rev., 5.00%, 10/1/2026	310,000	312,235
Series 2010A, Rev., A.G., 5.25%, 10/1/2028	1,000,000	1,067,880
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group, Rev., 5.00%, 8/15/2028	45,000	46,653
City of Tallahassee, Energy System Series 2020, Rev., 5.00%, 10/1/2027	85,000	88,707
Collier County Water-Sewer District Series 2016, Rev., 5.00%, 7/1/2026 (b)	200,000	202,690
County of Broward, Airport System Series 2013C, Rev., 5.25%, 10/1/2026	100,000	100,190
County of Lee, Airport Series 2021A, Rev., AMT, 5.00%, 10/1/2028	2,000,000	2,103,504
County of Miami-Dade
Series 2016B, Rev., 5.00%, 4/1/2026	280,000	282,183
Series 2017A, Rev., 5.00%, 4/1/2026	195,000	196,520
Series 2016B, Rev., 5.00%, 4/1/2027	175,000	176,387
Series 2016B, Rev., 5.00%, 4/1/2028	20,000	20,151
County of Miami-Dade Water and Sewer System
Series 2025B, Rev., 5.00%, 10/1/2026 (e)	12,000,000	12,233,783
Series 2025B, Rev., 5.00%, 10/1/2027 (e)	8,000,000	8,341,465
Series 2025B, Rev., 5.00%, 10/1/2028 (e)	10,310,000	10,970,090
Series 2025B, Rev., 5.00%, 10/1/2029 (e)	6,000,000	6,512,944
County of Miami-Dade, Aviation System
Series B, Rev., 5.00%, 10/1/2026	695,000	696,159
Series A, Rev., 5.00%, 10/1/2027	165,000	167,872
Series A, Rev., 5.00%, 10/1/2028	2,105,000	2,141,978
Series A, Rev., 5.00%, 10/1/2029	20,000	20,353
County of Miami-Dade, Building Better Communities Program
Series 2015B, GO, 5.00%, 7/1/2026	270,000	270,707
Series 2015D, GO, 5.00%, 7/1/2026	45,000	45,619
Series 2015D, GO, 5.00%, 7/1/2028	90,000	91,136
County of Miami-Dade, Water and Sewer System
Series 2015, Rev., 5.00%, 12/4/2025	2,665,000	2,665,499
Series 2017B, Rev., 5.00%, 10/1/2027	45,000	46,938
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 2.85%, 12/1/2025 (c)	35,750,000	35,750,000
Duval County Public Schools
Series 2022A, COP, A.G., 5.00%, 7/1/2026	415,000	420,680
Series 2022A, COP, A.G., 5.00%, 7/1/2028	55,000	58,212
Series 2022A, COP, A.G., 5.00%, 7/1/2029	40,000	43,212

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026	390,000	391,440
Florida Atlantic University Housing System Series 2016A, Rev., 5.00%, 7/1/2028	1,070,000	1,082,918
Florida Department of Environmental Protection
Series 2016A, Rev., 5.00%, 7/1/2026	80,000	81,123
Series 2017A, Rev., 5.00%, 7/1/2026	100,000	101,404
Series 2018A, Rev., 5.00%, 7/1/2026	340,000	344,775
Series 2019B, Rev., 5.00%, 7/1/2026	195,000	197,738
Series 2016A, Rev., 5.00%, 7/1/2027	720,000	729,952
Series 2017A, Rev., 5.00%, 7/1/2027	150,000	155,609
Series 2017A, Rev., 5.00%, 7/1/2028	195,000	206,488
Series 2018A, Rev., 5.00%, 7/1/2028	25,000	26,473
Florida Department of Management Services
Series 2018A, COP, 5.00%, 11/1/2026	420,000	428,872
Series 2018A, COP, 5.00%, 11/1/2027	1,040,000	1,087,438
Series 2018A, COP, 5.00%, 11/1/2028	40,000	42,759
Series 2018A, COP, 5.00%, 11/1/2029	50,000	54,588
Florida Development Finance Corp., Waste Management, Inc. Project Series 2025A, Rev., AMT, 3.40%, 9/1/2028 (c)	5,000,000	5,027,543
Florida Gulf Coast University Financing Corp., Housing Project Series 2008A, Rev., VRDO, LOC : TD Bank NA, 2.81%, 12/10/2025 (c)	8,800,000	8,800,000
Florida Higher Educational Facilities Financing Authority, Rollins College Project Series 2012B, Rev., 3.13%, 12/1/2025	100,000	100,000
Florida Housing Finance Corp., Culmer Apartments Series 2023C, Rev., VRDO, 3.08%, 6/1/2026 (c)	4,715,000	4,715,000
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025B-3, Rev., 4.20%, 11/15/2030 (f)	6,300,000	6,335,008
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2016A, Rev., 5.00%, 10/1/2026	680,000	691,633
Series 2017A, Rev., 5.00%, 10/1/2026	75,000	76,283
Series 2016A, Rev., 5.00%, 10/1/2027	170,000	172,958
Series 2017A, Rev., 5.00%, 10/1/2027	225,000	233,911
Series 2018A, Rev., 4.00%, 10/1/2028	160,000	162,259
Series 2016A, Rev., 5.00%, 10/1/2028	2,240,000	2,280,236
Fort Pierce Utilities Authority Series 2022A, Rev., A.G., 5.00%, 10/1/2027	175,000	181,800
Greater Orlando Aviation Authority Series 2017A, Rev., AMT, 5.00%, 10/1/2027 (b)	1,365,000	1,412,811
Hillsborough County Aviation Authority, Tampa International Airport Series 2022A, Rev., AMT, 5.00%, 10/1/2027	3,000,000	3,109,051
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 2.85%, 12/1/2025 (c)	20,000,000	20,000,000
Hillsborough County School Board, Master Lease Program, COP, 5.00%, 7/1/2029	3,100,000	3,282,418
JEA Electric System
Series 2017B, Rev., 5.00%, 10/1/2027	7,000,000	7,283,495
Series 2020A, Rev., 5.00%, 10/1/2028	145,000	154,147
Series 2017B, Rev., 5.00%, 10/1/2029	75,000	77,922
JEA Water and Sewer System Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 2.85%, 12/1/2025 (c)	11,500,000	11,500,000
Lee County School Board (The)
Series 2014B, COP, 5.00%, 12/19/2025	25,000	25,028
Series 2019A, COP, 5.00%, 8/1/2026	215,000	218,307
Miami-Dade County Expressway Authority, Toll System
Series 2014A, Rev., 5.00%, 7/1/2027	375,000	375,571
Series 2014B, Rev., 5.00%, 7/1/2027	1,000,000	1,001,523
Series 2016A, Rev., 5.00%, 7/1/2028	260,000	262,768

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series 2014A, Rev., 5.00%, 7/1/2029	150,000	150,210
Series 2016A, Rev., 5.00%, 7/1/2029	25,000	25,257
Okaloosa County School Board Series 2022A, COP, 5.00%, 10/1/2027	65,000	67,609
Orange County Convention Center
Series 2016B, Rev., 5.00%, 10/1/2026	155,000	157,859
Series 2017, Rev., 5.00%, 10/1/2027	135,000	140,472
Series 2017, Rev., 5.00%, 10/1/2028	35,000	37,279
Orange County Health Facilities Authority, Orlando Health Obligated Group
Series 2019B, Rev., 5.00%, 10/1/2026	100,000	101,886
Series 2023A, Rev., 5.00%, 10/1/2028	55,000	58,459
Series 2023A, Rev., 5.00%, 10/1/2029	55,000	59,551
Orange County School Board
Series 2016C, COP, 5.00%, 8/1/2026 (b)	1,000,000	1,016,044
Series 2017B, COP, 5.00%, 8/1/2026	440,000	446,534
Series 2016B, COP, 5.00%, 8/1/2027	100,000	101,504
Series 2017B, COP, 5.00%, 8/1/2027	1,080,000	1,120,135
Orlando Utilities Commission
Series 2020A, Rev., 5.00%, 10/1/2026	60,000	61,186
Series 2020A, Rev., 5.00%, 10/1/2027	50,000	52,180
Palm Beach County School District
Series 2017A, COP, 5.00%, 8/1/2026	105,000	106,559
Series 2018B, COP, 5.00%, 8/1/2028	115,000	121,988
Series B, COP, 5.00%, 8/1/2028	100,000	106,050
Pasco County School Board Series 2022A, COP, 5.00%, 8/1/2027	90,000	93,524
Sarasota County School Board, Florida Certificates of Participation Master Lease Program
Series 2022A, COP, 5.00%, 7/1/2026	255,000	258,446
Series 2023A, COP, 5.00%, 7/1/2029	20,000	21,585
School Board of Miami-Dade County (The) Series 2015D, COP, 5.00%, 2/1/2031	2,090,000	2,096,372
School Board of Miami-Dade County (The), Florida Certificates of Participation
Series 2016B, COP, 5.00%, 8/1/2026	25,000	25,380
Series 2015D, COP, 5.00%, 2/1/2027	2,400,000	2,408,881
Series 2016B, COP, 5.00%, 8/1/2027	95,000	96,423
Series 2015D, COP, 5.00%, 2/1/2028	190,000	190,640
School District of Broward County, Florida Certificates of Participation
Series A, COP, 5.00%, 7/1/2026	40,000	40,503
Series C, COP, 5.00%, 7/1/2026	20,000	20,252
Series A, COP, 5.00%, 7/1/2027	1,070,000	1,082,851
Series B, COP, 5.00%, 7/1/2027	375,000	379,504
Series A, COP, 5.00%, 7/1/2028	350,000	354,132
Series 2019A, COP, 5.00%, 7/1/2029	130,000	139,747
Series 2019B, COP, 5.00%, 7/1/2029	75,000	80,623
South Broward Hospital District, Memorial Healthcare System, Rev., 4.00%, 5/1/2026	215,000	216,042
State of Florida Board of Education, Public Education Capital Outlay
Series 2015A, GO, 5.00%, 6/1/2026	35,000	35,065
Series 2017B, GO, 5.00%, 6/1/2026	30,000	30,367
Series 2023A, GO, 5.00%, 6/1/2026	265,000	268,245
Series 2021B, GO, 5.00%, 7/1/2026	50,000	50,702
State of Florida Department of Education Series 2018A, Rev., 5.00%, 7/1/2027	65,000	67,114

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
State of Florida Department of Transportation
Series 2019A, Rev., 5.00%, 7/1/2026	40,000	40,527
Series 2019A, Rev., 5.00%, 7/1/2027	45,000	46,668
Series 2021A, Rev., 5.00%, 7/1/2027	60,000	62,225
Series 2019A, Rev., 5.00%, 7/1/2028	25,000	26,544
Rev., 5.00%, 7/1/2030	25,000	27,624
State of Florida Department of Transportation Turnpike System
Series 2016B, Rev., 2.50%, 7/1/2026	20,000	19,930
Series 2018A, Rev., 5.00%, 7/1/2026	125,000	126,726
Series 2021B, Rev., 5.00%, 7/1/2026	25,000	25,345
Series 2025A, Rev., 5.00%, 7/1/2029	2,990,000	3,239,678
Series 2024A, Rev., 6.00%, 7/1/2029	20,000	22,344
State of Florida Department of Transportation, Indirect Garvees Series 2019A, Rev., 5.00%, 7/1/2029	160,000	172,961
State of Florida Lottery Series 2017A, Rev., 5.00%, 7/1/2028	45,000	47,686
State of Florida, Public Education Capital Outlay
Series 2016E, GO, 5.00%, 6/1/2026	315,000	318,858
Series 2017C, GO, 5.00%, 6/1/2026	20,000	20,245
Series 2021B, GO, 5.00%, 6/1/2029	40,000	43,364
State of Florida, Right of Way Acquisition and Bridge Construction
Series 2017A, GO, 5.00%, 7/1/2026	25,000	25,351
Series 2019A, GO, 5.00%, 7/1/2026	40,000	40,562
Tampa Bay Water, Utility System Series 2001A, Rev., NATL - RE, 6.00%, 10/1/2029 (b)	5,440,000	6,033,990
Total Florida		212,801,055
Georgia — 0.3%
Albany-Dougherty Payroll Development Authority, Procter & Gamble Paper Products Series 1999, Rev., 5.20%, 5/15/2028	25,000	26,198
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (c)	690,000	700,477
City of Atlanta Water and Wastewater
Series 2017A, Rev., 5.00%, 11/1/2027 (b)	140,000	146,461
Series 2018C, Rev., 5.00%, 11/1/2027 (b)	30,000	31,384
Series 2004, Rev., A.G., 5.75%, 11/1/2027	1,350,000	1,432,458
City of Atlanta, Water and Wastewater
Rev., 5.00%, 11/1/2026	195,000	195,364
Series 2017A, Rev., 5.00%, 11/1/2027 (b)	50,000	52,307
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019A, Rev., 5.00%, 7/1/2026 (c)	950,000	951,718
County of Carroll Series 2021, GO, 5.00%, 6/1/2026	540,000	545,963
County of DeKalb, Special Transportation, Parks and Greenspace and Libraries Tax, GO, 5.00%, 12/1/2025	40,000	40,000
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project
Series 1994, Rev., 3.80%, 5/21/2026 (c)	125,000	125,452
Series 2012-2, Rev., 3.30%, 8/21/2029 (c)	3,250,000	3,255,048
Development Authority of Burke County (The), Gergia Power Co. Plant Vogtle Project Series 1994, Rev., 3.80%, 5/21/2026 (c)	575,000	577,079
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer Project Series 2006-2, Rev., 3.88%, 3/6/2026 (c)	350,000	350,785
Dougherty County School District, Sales Tax, GO, 5.00%, 12/1/2025	1,505,000	1,505,000
Floyd County Hospital Authority, Floyd Medical Center Project, Rev., GTD, 5.00%, 7/1/2026 (b)	20,000	20,240
Georgia State Road and Tollway Authority Series 2020, Rev., 5.00%, 6/1/2026	60,000	60,753

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Henry County School District Series 2016, GO, 4.00%, 8/1/2026 (b)	75,000	75,686
Henry County Water Authority Series 2021, Rev., 5.00%, 2/1/2026	70,000	70,273
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2017D, Rev., 4.00%, 7/1/2029	1,275,000	1,302,565
Municipal Electric Authority of Georgia Project Series 2016A, Rev., 5.00%, 1/1/2026	265,000	265,532
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019A, Rev., 5.00%, 1/1/2026	3,575,000	3,582,178
Private Colleges and Universities Authority, Emory University Series 2019A, Rev., 5.00%, 9/1/2026	25,000	25,452
State of Georgia
Series 2016E, GO, 5.00%, 12/1/2025	65,000	65,000
Series 2018A, GO, 5.00%, 7/1/2026	55,000	55,792
Series 2022A, GO, 5.00%, 7/1/2026	100,000	101,439
Series 2016A, GO, 5.00%, 2/1/2027	25,000	25,098
Total Georgia		15,585,702
Guam — 0.0% ^
Territory of Guam (Guam)
Series 2025G, Rev., 5.00%, 1/1/2028	500,000	518,413
Series 2025G, Rev., 5.00%, 1/1/2029	850,000	895,957
Total Guam		1,414,370
Hawaii — 0.0% ^
City and County of Honolulu Series A, GO, 5.00%, 9/1/2026	20,000	20,370
City and County of Honolulu, Rail Transit Project
Series 2020B, GO, 5.00%, 3/1/2026	25,000	25,156
Series 2021E, GO, 5.00%, 3/1/2026	350,000	352,176
County of Hawaii Series C, GO, 5.00%, 9/1/2026	20,000	20,118
State of Hawaii
Series 2019FW, GO, 5.00%, 1/1/2026	50,000	50,100
Series FH, GO, 5.00%, 10/1/2026	135,000	137,770
Series ET, GO, 5.00%, 10/1/2028	25,000	25,035
Series 2016FB, GO, 4.00%, 4/1/2029	125,000	125,390
Series EO, GO, 5.00%, 8/1/2029	40,000	40,032
State of Hawaii State Highway Fund Series B, Rev., 5.00%, 1/1/2028	35,000	35,455
Total Hawaii		831,602
Idaho — 0.0% ^
Idaho Health Facilities Authority, Trinity Health Series 2015ID, Rev., 5.50%, 12/1/2027	95,000	95,510
Idaho Housing and Finance Association, Federal Highway Trust Series 2015A, Rev., 5.00%, 7/15/2026	70,000	70,975
Idaho State Building Authority, Sales Tax Series 2024A, Rev., 5.00%, 6/1/2026	245,000	247,976
Total Idaho		414,461
Illinois — 1.9%
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2020B, Rev., 5.00%, 1/1/2026	40,000	40,072
Series 2022D, Rev., 5.00%, 1/1/2026	215,000	215,386
Series E, Rev., 5.00%, 1/1/2026	225,000	225,404
Series 2022D, Rev., 5.00%, 1/1/2027	30,000	30,684
Series A, Rev., 5.00%, 1/1/2027	70,000	71,597
Series C, Rev., 5.00%, 1/1/2027	310,000	310,490
Series C, Rev., 5.00%, 1/1/2028	885,000	886,495
Series C, Rev., 5.00%, 1/1/2028	60,000	61,464

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series E, Rev., 5.25%, 1/1/2028	125,000	128,381
Series C, Rev., 5.00%, 1/1/2029	180,000	180,291
City of Chicago Series 1999, GO, NATL - RE, Zero Coupon, 1/1/2027 (b)	3,900,000	3,772,201
City of Chicago, Capital Appreciation City College Series 1999, GO, NATL - RE, Zero Coupon, 1/1/2028 (b)	10,925,000	10,251,781
City of Decatur
GO, 4.00%, 3/1/2026	340,000	340,994
GO, 4.00%, 3/1/2027	200,000	202,940
Cook Kane Lake and McHenry Counties Community College District No. 512, William Rainey Harper College Series 2017B, GO, 5.00%, 12/1/2027	375,000	391,650
County of Cook
Series 2021B, GO, 4.00%, 11/15/2026	120,000	121,473
Series 2016A, GO, 5.00%, 11/15/2027	45,000	45,860
Series 2021A, GO, 5.00%, 11/15/2028	110,000	117,109
Du Page Cook and Will Counties Community College District No. 502 Series 2023, GO, 5.00%, 6/1/2026	595,000	601,868
Illinois Finance Authority
Series 2016C, Rev., 4.00%, 2/15/2027 (b)	100,000	101,845
Series 2016C, Rev., 5.00%, 2/15/2027 (b)	1,055,000	1,086,915
Illinois Finance Authority, Clean Water Initiative Revolving Fund
Series 2019, Rev., 5.00%, 1/1/2026	285,000	285,548
Series 2020, Rev., 5.00%, 1/1/2026	40,000	40,077
Series 2020, Rev., 5.00%, 7/1/2026	75,000	76,031
Rev., 5.00%, 1/1/2027	2,820,000	2,892,224
Series 2020, Rev., 5.00%, 1/1/2029	35,000	37,485
Illinois Finance Authority, Edward Elmhurst Healthcare
Series 2017A, Rev., 4.00%, 1/1/2027 (b)	45,000	45,747
Series 2017A, Rev., 5.00%, 1/1/2027 (b)	975,000	1,001,534
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2017A, Rev., 5.00%, 7/15/2028	20,000	20,888
Illinois Finance Authority, Northwestern University Series 2015, Rev., 5.00%, 12/1/2026	80,000	80,243
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 3.49%, 12/11/2025 (d)	5,790,000	5,768,648
Illinois Finance Authority, Presence Health Network
Series 2016C, Rev., 4.00%, 2/15/2027 (b)	4,900,000	4,990,402
Series 2016C, Rev., 5.00%, 2/15/2028	520,000	532,846
Illinois Finance Authority, State Clean Water Initiative
Series 2016, Rev., 4.00%, 1/1/2026	110,000	110,116
Rev., 5.00%, 1/1/2026	125,000	125,235
Series 2016, Rev., 5.00%, 1/1/2026	415,000	415,780
Series 2019, Rev., 5.00%, 7/1/2026	205,000	207,819
Series 2017, Rev., 5.00%, 7/1/2027	170,000	174,376
Illinois Finance Authority, Swedish Covenant Hospital
Series 2016A, Rev., 5.00%, 8/15/2026 (b)	380,000	386,717
Series 2016A, Rev., 5.25%, 8/15/2026 (b)	1,060,000	1,080,578
Illinois Finance Authority, The Carle Foundation
Series 2021A, Rev., 5.00%, 8/15/2027	210,000	217,387
Series 2021A, Rev., 5.00%, 8/15/2028	340,000	359,520
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (c)	3,000,000	3,084,340
Illinois Finance Authority, Unitypoint Health Series 2016D, Rev., 4.00%, 2/15/2026 (b)	5,495,000	5,511,750
Illinois Finance Authority, University of Chicago Series 2020A, Rev., 5.00%, 4/1/2026	25,000	25,208

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Illinois State Toll Highway Authority
Series 2018A, Rev., 5.00%, 1/1/2026	60,000	60,115
Series 2019B, Rev., 5.00%, 1/1/2026	180,000	180,344
Series 2018A, Rev., 5.00%, 1/1/2028	180,000	188,697
Series 2019B, Rev., 5.00%, 1/1/2028	20,000	20,966
Series 2019C, Rev., 5.00%, 1/1/2028	630,000	660,438
Series 2018A, Rev., 5.00%, 1/1/2029	100,000	107,101
Series 2019C, Rev., 5.00%, 1/1/2030	70,000	76,523
Metropolitan Pier and Exposition Authority, Dedicated state Tax Mccormick Place Expansion Series 2025A, Rev., NATL - RE, Zero Coupon, 12/15/2025	13,500,000	13,484,646
Northern Illinois Municipal Power Agency
Series 2016A, Rev., 5.00%, 12/1/2026	95,000	97,105
Series 2016A, Rev., 5.00%, 12/1/2029	1,315,000	1,338,501
Railsplitter Tobacco Settlement Authority Series 2017, Rev., 5.00%, 6/1/2026 (b)	2,450,000	2,477,655
Regional Transportation Authority Series 2017A, Rev., 5.00%, 7/1/2029	2,730,000	2,813,267
State of Illinois
Series 2017A, GO, 5.00%, 12/1/2025	250,000	250,000
GO, 5.00%, 2/1/2026	25,000	25,083
Series 2021A, GO, 5.00%, 3/1/2026	150,000	150,757
Series 2022A, GO, 5.00%, 3/1/2026	40,000	40,202
Series 2016-6, GO, 5.00%, 6/1/2026	585,000	590,912
Series 2023D, GO, 5.00%, 7/1/2026	780,000	789,166
Series 2018B, GO, 5.00%, 10/1/2026	225,000	228,856
Series 2020B, GO, 5.00%, 10/1/2026	1,305,000	1,327,364
Series 2017D, GO, 5.00%, 11/1/2026	19,825,000	20,193,226
Series 2019A, GO, 5.00%, 11/1/2026	80,000	81,508
Series 2016, GO, 5.00%, 2/1/2027	825,000	843,950
Series 2022A, GO, 5.00%, 3/1/2027	50,000	51,272
Series 2017D, GO, 5.00%, 11/1/2027	1,925,000	1,998,789
Series 2021C, GO, 4.00%, 3/1/2028	175,000	178,888
Series 2022B, GO, 5.00%, 3/1/2028	50,000	52,280
Series 2023D, GO, 5.00%, 7/1/2028	75,000	78,903
Series 2020B, GO, 5.00%, 10/1/2028	175,000	184,692
Series 2017D, GO, 5.00%, 11/1/2028	3,010,000	3,122,519
Series 2021A, GO, 5.00%, 12/1/2028	50,000	52,924
Series 2018A, GO, 5.00%, 5/1/2029	275,000	288,224
Series 2017C, GO, 5.00%, 11/1/2029	3,800,000	3,936,171
Series 2021A, GO, 5.00%, 12/1/2029	65,000	69,992
Series 2018A, GO, 5.00%, 10/1/2030	1,675,000	1,766,737
State of Illinois, Sales Tax
Series 2013, Rev., 5.00%, 6/15/2026	1,865,000	1,867,797
Series 2021A, Rev., 4.00%, 6/15/2028	20,000	20,545
Series 2021A, Rev., 4.00%, 6/15/2029	55,000	57,048
Williamson Jackson Etc Counties Community College Dist No. 530 John A Logan Clg, GO, A.G., 5.00%, 12/1/2026	660,000	672,527
Total Illinois		107,081,089
Indiana — 1.4%
City of Indianapolis, Department of Public Utilities Gas Utility, Second Lien
Series 2017A, Rev., 5.00%, 8/15/2026	35,000	35,563

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Series 2017A, Rev., 5.00%, 8/15/2027	110,000	114,276
City of Indianapolis, Department of Public Utilities Water System Series 2018A, Rev., 5.00%, 10/1/2026	25,000	25,475
GCS School Building Corp. One, Unlimited Ad Valorem Property Tax First Mortgage, Rev., 5.00%, 1/15/2026	45,000	45,110
Indiana Finance Authority
Series 2016C, Rev., 5.00%, 12/1/2025	255,000	255,000
Series 2019A, Rev., 5.00%, 2/1/2027	20,000	20,577
Series 2016C, Rev., 5.00%, 6/1/2027	230,000	235,241
Series 2017A, Rev., 5.00%, 6/1/2027 (b)	50,000	51,771
Indiana Finance Authority, Ascension Senior Credit Group
Series 2025A-1, Rev., 5.00%, 11/15/2028 (e)	1,465,000	1,557,791
Series 2025A-1, Rev., 5.00%, 11/15/2029 (e)	5,385,000	5,837,119
Indiana Finance Authority, Community Foundation of Northern Indiana Obligated Group Series 2016, Rev., 5.00%, 9/1/2026	235,000	238,774
Indiana Finance Authority, CWA Authority Project Series 2021-2, Rev., 5.00%, 10/1/2027	20,000	20,865
Indiana Finance Authority, CWA Authority Project, First Lien Series 2022A, Rev., 5.00%, 10/1/2027	25,000	26,082
Indiana Finance Authority, Deaconess Health System Series 2016A, Rev., 4.00%, 9/1/2026 (b)	2,565,000	2,588,588
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2017B, Rev., 5.00%, 11/1/2026	100,000	102,058
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2016A, Rev., 5.00%, 12/1/2025	210,000	210,000
Series 2023B1, Rev., 5.00%, 7/1/2028 (c)	3,695,000	3,876,685
Series 2025D-1, Rev., 5.00%, 10/1/2029 (c)	2,500,000	2,670,495
Series 2023B-2, Rev., 5.00%, 7/1/2030 (c)	4,095,000	4,433,781
Indiana Finance Authority, Stadium Project
Series 2022A, Rev., 5.00%, 2/1/2029	300,000	319,445
Series 2022A, Rev., 5.00%, 2/1/2030	160,000	173,066
Indiana Finance Authority, State Revolving Fund Program
Series 2017C, Rev., 5.00%, 2/1/2026	215,000	215,871
Series 2019A, Rev., 5.00%, 2/1/2026	290,000	291,174
Series 2021B, Rev., 5.00%, 2/1/2026	1,000,000	1,004,049
Series E, Rev., 5.00%, 2/1/2026	50,000	50,203
Series D, Rev., 5.00%, 8/1/2026 (b)	140,000	142,246
Series 2025C, Rev., 5.00%, 2/1/2027	1,380,000	1,419,809
Series 2018A, Rev., 5.00%, 2/1/2028 (b)	55,000	57,865
Indiana Municipal Power Agency, Power Supply System
Series 2019B, Rev., VRDO, LOC : Truist Bank, 2.90%, 12/1/2025 (c)	15,000,000	15,000,000
Series 2016C, Rev., 5.00%, 1/1/2027	245,000	248,112
Series 2016C, Rev., 5.00%, 1/1/2028	975,000	986,851
Series 2016C, Rev., 5.00%, 1/1/2029	80,000	80,907
Indiana University
Series 2015A, Rev., 5.00%, 6/1/2026	100,000	100,173
Series 2016A, Rev., 5.00%, 6/1/2028	20,000	20,224
Indianapolis Local Public Improvement Bond Bank Series 2018B, Rev., 5.00%, 1/1/2029 (b)	25,000	26,804
Indianapolis Local Public Improvement Bond Bank, Unlimited AD Valorem Property Tax Supported Project
Series 2025C, Rev., 5.00%, 1/15/2026	4,350,000	4,362,838
Series 2025D, Rev., 5.00%, 1/15/2026	3,425,000	3,434,682
Series 2025C, Rev., 5.00%, 1/15/2027	1,325,000	1,359,413
Series 2025D, Rev., 5.00%, 1/15/2027	2,500,000	2,563,811
Series 2025C, Rev., 5.00%, 1/15/2028	2,000,000	2,095,180

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Series 2025D, Rev., 5.00%, 1/15/2028	3,000,000	3,141,503
Perry Township Multi School Building Corp., 1996 Unlimited AD Valorem Property Tax First Mortgage, Rev., 5.00%, 7/15/2027	2,730,000	2,765,461
Pike Township Multi-School Building Corp.
Rev., 5.00%, 7/15/2026	4,430,000	4,490,831
Rev., 5.00%, 1/15/2027	4,625,000	4,739,840
Purdue University
Series 2016CC, Rev., 5.00%, 7/1/2026	30,000	30,422
Series EE, Rev., 5.00%, 7/1/2026	60,000	60,843
South Bend Community School Corp.
Series 2025A, GO, 4.00%, 7/15/2026	1,385,000	1,395,369
Series 2025B, GO, 4.00%, 7/15/2026	660,000	664,941
Series 2025C, GO, 4.00%, 7/15/2026	1,455,000	1,465,893
Winfield Building Corp., Indiana Lease Rental, Sewage Works Treatment Plant Project
Series 2020A, Rev., 4.00%, 1/15/2026	110,000	110,137
Series 2020B, Rev., 4.00%, 1/15/2026	40,000	40,050
Total Indiana		75,203,264
Iowa — 0.8%
City of Shenandoah, Iowa Sewer Capital Loan Project, Rev., 4.00%, 6/30/2026	17,100,000	17,202,935
County of Polk Series 2024A, GO, AMT, 5.00%, 6/1/2030	2,170,000	2,340,908
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co., Project, Rev., VRDO, 2.80%, 12/10/2025 (c)	21,600,000	21,600,000
State of Iowa, Ijobs Program Series 2016A, Rev., 5.00%, 6/1/2027	3,610,000	3,649,786
Xenia Rural Water District, Capital Loan Notes, Rev., 5.00%, 12/1/2026 (b)	185,000	189,467
Total Iowa		44,983,096
Kansas — 0.6%
Butler County Unified School District No. 385 Andover Series 2017, GO, 4.00%, 9/1/2027	2,000,000	2,046,142
City of Derby Series 2024-1, GO, 4.00%, 12/1/2026	4,180,000	4,183,580
City of Olathe Series 2025A, GO, 5.00%, 9/1/2026	7,740,000	7,872,669
Kansas Development Finance Authority Series 2020B, Rev., 5.00%, 5/1/2028	35,000	37,010
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2028 (c)	9,220,000	9,740,795
Kansas Development Finance Authority, State of Kansas Project Series 2019F, Rev., 5.00%, 11/1/2026	30,000	30,650
Riley County Unified School District No. 383, Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (b)	100,000	104,126
State of Kansas Department of Transportation
Series 2018A, Rev., 5.00%, 9/1/2026	105,000	106,906
Series 2024A, Rev., 5.00%, 9/1/2026	260,000	264,719
Series 2018A, Rev., 5.00%, 9/1/2027	20,000	20,847
Series 2025A, Rev., 5.00%, 9/1/2027	2,370,000	2,470,357
Series 2025A, Rev., 5.00%, 9/1/2028	4,375,000	4,662,173
Total Kansas		31,539,974
Kentucky — 0.7%
County of Trimble Series 2023A, Rev., AMT, 4.70%, 6/1/2027 (c)	1,000,000	1,007,636
Kentucky Economic Development Finance Authority, Norton Healthcare, Inc. Series 2000B, Rev., NATL - RE, Zero Coupon, 10/1/2028	245,000	218,835
Kentucky Housing Corp., Multi Family Housing Beecher Terrace Phase IV Project, Rev., 5.00%, 9/1/2026 (c)	100,000	100,485
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Program Series 2016A, Rev., 5.00%, 2/1/2027	75,000	75,301

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kentucky — continued
Kentucky Public Energy Authority, Gas Supply Series 2020A, Rev., 4.00%, 6/1/2026 (c)	710,000	711,566
Kentucky State Property and Building Commission, Project No. 108 Series B, Rev., 5.00%, 8/1/2026	45,000	45,711
Kentucky State Property and Building Commission, Project No. 112
Series B, Rev., 5.00%, 11/1/2026	620,000	633,494
Series B, Rev., 5.00%, 11/1/2027	890,000	908,266
Series B, Rev., 5.00%, 11/1/2028	670,000	684,339
Kentucky State Property and Building Commission, Project No. 113 Series 2024B, Rev., 5.00%, 11/1/2027	1,000,000	1,045,422
Kentucky State Property and Building Commission, Project No. 115, Rev., 5.00%, 4/1/2028	1,415,000	1,458,751
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	1,000,000	1,045,422
Kentucky State Property and Building Commission, Project No. 130
Series 2024B, Rev., 5.00%, 11/1/2026	125,000	127,721
Series 2024B, Rev., 5.00%, 11/1/2030	170,000	188,146
Kentucky State Property and Building Commission, Project No. 131
Series A, Rev., 5.00%, 10/1/2027	1,850,000	1,930,368
Series A, Rev., 5.00%, 10/1/2028	1,600,000	1,704,085
Kentucky State Property and Building Commission, Project No. 132 Series A, Rev., 5.00%, 4/1/2026	2,440,000	2,459,109
Kentucky State Property and Building Commission, Project No. 133
Series A, Rev., 5.00%, 9/1/2026	3,000,000	3,053,326
Series B, Rev., 5.00%, 9/1/2026	3,000,000	3,053,326
Series A, Rev., 5.00%, 9/1/2027	3,000,000	3,124,410
Series A, Rev., 5.00%, 9/1/2029	6,000,000	6,500,996
Kentucky Turnpike Authority Series 2016A, Rev., 5.00%, 7/1/2029	1,210,000	1,222,669
Kentucky Turnpike Authority, Revitalization Projects
Series 2016A, Rev., 5.00%, 7/1/2026	55,000	55,715
Series B, Rev., 5.00%, 7/1/2026	115,000	116,494
Series B, Rev., 4.00%, 7/1/2027	205,000	209,089
Series 2016A, Rev., 5.00%, 7/1/2027	650,000	658,113
Series B, Rev., 5.00%, 7/1/2027	30,000	31,060
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc.
Series 2016A, Rev., 5.00%, 10/1/2026	25,000	25,401
Series 2016A, Rev., 5.00%, 10/1/2027	25,000	25,383
Series 2020D, Rev., 5.00%, 10/1/2029 (c)	3,900,000	4,160,958
Total Kentucky		36,581,597
Louisiana — 0.9%
City of New Orleans Water System, Rev., 5.00%, 12/1/2025 (b)	1,525,000	1,525,000
City of New Orleans, Water System Series 2015, Rev., 5.00%, 12/1/2025 (b)	455,000	455,000
Louisiana Local Government Environmental Facilities and Community Development Authority Series 2017, Rev., 5.00%, 10/1/2026	200,000	203,689
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Series 2002B, Rev., 5.50%, 5/15/2026 (b)	25,000	25,324
Louisiana Public Facilities Authority, Tulane University of Louisiana Project Series 2016A, Rev., 5.00%, 12/15/2026	70,000	71,576
Louisiana Public Facilities Authority, Willis Knighton Medical Center Project Series 1997, Rev., 5.00%, 9/1/2027 (b)	3,300,000	3,436,159
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017C, Rev., 3.30%, 7/3/2028 (c)	1,000,000	1,002,150
State of Louisiana
Series 2024E, GO, 5.00%, 9/1/2028	2,400,000	2,556,546
Series 2024E, GO, 5.00%, 9/1/2029	1,000,000	1,088,538

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Louisiana — continued
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 2.85%, 12/1/2025 (c)	6,000,000	6,000,000
Series 2023A-2, Rev., VRDO, LOC : TD Bank NA, 2.85%, 12/1/2025 (c)	33,900,000	33,900,000
Total Louisiana		50,263,982
Maine — 0.2%
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	35,000	35,431
Maine School Administrative District No. 51 Series 2025A, GO, BAN, 4.50%, 12/30/2025	9,600,000	9,613,125
Maine Turnpike Authority
Rev., 5.00%, 7/1/2029	1,640,000	1,776,947
Rev., 5.00%, 7/1/2030	1,300,000	1,437,064
State of Maine Series 2017B, GO, 5.00%, 6/1/2026	25,000	25,307
University of Maine System Series 2022, Rev., 5.00%, 3/1/2026	40,000	40,223
Total Maine		12,928,097
Maryland — 1.5%
County of Anne Arundel, GO, 5.00%, 4/1/2027	1,000,000	1,031,879
County of Montgomery Series 2017B, GO, 5.00%, 6/1/2026	20,000	20,246
Maryland Health and Higher Educational Facilities Authority, Medstar Health, Inc. Series 2015, Rev., 5.00%, 8/15/2028	50,000	50,145
Maryland Health and Higher Educational Facilities Authority, The Johns Hopkins Health System Series 2024A, Rev., VRDO, LOC : TD Bank NA, 2.80%, 12/1/2025 (c)	20,000,000	20,000,000
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System
Series 2025C-1, Rev., VRDO, LOC : Truist Bank, 2.88%, 12/1/2025 (c)	45,000,000	45,000,000
Series 2025C-2, Rev., VRDO, LOC : PNC Bank NA, 2.78%, 12/10/2025 (c)	19,550,000	19,550,000
Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program, Rev., 5.00%, 5/1/2026 (b)	140,000	141,398
State of Maryland
Series 2018A, GO, 5.00%, 3/15/2026	85,000	85,603
Series 2A, GO, 5.00%, 8/1/2026	40,000	40,661
Series 2017C, GO, 5.00%, 8/1/2027	35,000	36,435
State of Maryland Department of Transportation Series 2019, Rev., 5.00%, 10/1/2026	25,000	25,513
State of Maryland, State and Local Facilities Loan of 2021 Series 2022D, GO, 4.00%, 8/1/2029	60,000	63,080
State of Maryland, State and Local Facilities Loan of 2022 Series 2022C, GO, 5.00%, 3/1/2026	40,000	40,245
Total Maryland		86,085,205
Massachusetts — 3.1%
City of Brockton, GO, BAN, 5.00%, 10/8/2026	5,000,000	5,096,929
City of Pittsfield, GO, BAN, 4.50%, 2/20/2026	4,714,249	4,731,589
City of Somerville Series 2025B, GO, BAN, 5.00%, 7/1/2026	18,500,000	18,757,091
City of Springfield, GO, BAN, 4.25%, 5/1/2026	9,435,208	9,491,736
Commonwealth of Massachusetts
Series 2016A, GO, 5.00%, 7/1/2026	110,000	111,583
Series 2016B, GO, 5.00%, 7/1/2026	260,000	263,742
Series 2018B, GO, 5.00%, 7/1/2026	25,000	25,360
Series 2021A, GO, 5.00%, 9/1/2029	3,000,000	3,271,909
Cotuit Fire District, GO, BAN, 4.00%, 12/4/2026 (e)	9,100,000	9,227,638
Massachusetts Bay Transportation Authority Assessment Series 2006A, Rev., 5.25%, 7/1/2027 (b)	145,000	150,976
Massachusetts Clean Water Trust (The) Series 23B, Rev., 5.00%, 2/1/2026	50,000	50,210

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024U-2, Rev., VRDO, LOC : TD Bank NA, 2.80%, 12/1/2025 (c)	40,000,000	40,000,000
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series 2019T-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 3.39%, 12/11/2025 (d) (f)	1,075,000	1,075,356
Series 2016Q, Rev., 5.00%, 7/1/2027	45,000	45,586
Series 2016Q, Rev., 5.00%, 7/1/2028	305,000	309,104
Merrimack Valley Regional Transit Authority, Rev., RAN, 4.25%, 6/18/2026	7,400,000	7,451,684
North Middlesex Regional School District, GO, BAN, 4.00%, 10/30/2026	11,400,257	11,549,702
Town of Abington, GO, BAN, 4.50%, 4/23/2026	2,484,995	2,497,944
Town of Charlton, GO, BAN, 4.25%, 4/16/2026	8,699,000	8,751,066
Town of Hatfield, GO, BAN, 4.00%, 7/14/2026	8,907,094	8,986,639
Town of Nahant, GO, BAN, 4.25%, 7/24/2026	3,628,700	3,661,053
Town of Oxford, GO, BAN, 4.00%, 3/5/2026	4,000,000	4,012,606
Town of Seekonk, GO, BAN, 4.25%, 4/16/2026	5,495,000	5,527,896
Town of Westford, GO, BAN, 4.25%, 4/30/2026	17,720,270	17,834,688
University of Massachusetts Building Authority Series 2015-1, Rev., 5.00%, 11/1/2029	3,000,000	3,005,628
Worcester Regional Transit Authority, Rev., RAN, 4.25%, 6/18/2026	8,000,000	8,055,874
Total Massachusetts		173,943,589
Michigan — 2.1%
City of Detroit, Unlimited Tax Series 2023A, GO, 5.25%, 5/1/2026	1,000,000	1,007,900
City of Grand Rapids Sanitary Sewer System Series 2010, Rev., 5.00%, 1/1/2026	20,000	20,038
Grand Valley State University Series 2016A, Rev., 5.00%, 12/1/2027	1,625,000	1,637,441
Great Lakes Water Authority Sewage Disposal System, Senior Lien Series 2024A, Rev., 5.00%, 7/1/2026	150,000	152,062
Great Lakes Water Authority Water Supply System, Senior Lien
Series C, Rev., 5.00%, 7/1/2028	25,000	25,333
Series C, Rev., 5.00%, 7/1/2029	50,000	50,664
Great Lakes Water Authority, Water Supply System, Second Lien
Series 2018A, Rev., 5.00%, 7/1/2026	45,000	45,592
Series C, Rev., 5.00%, 7/1/2026	125,000	126,718
Michigan Finance Authority, Beaumont Spectrum Series 2022A, Rev., 5.00%, 4/15/2027	50,000	51,491
Michigan Finance Authority, Henry Ford Health System
Series 2016, Rev., 5.00%, 11/15/2026	100,000	101,976
Rev., 5.00%, 11/15/2027	575,000	585,345
Series 2016, Rev., 5.00%, 11/15/2028	25,000	25,516
Series 2016, Rev., 5.00%, 11/15/2029	20,000	20,414
Michigan Finance Authority, Hospital Trinity Health Credit Group
Series 2015MI, Rev., 5.50%, 12/1/2026	710,000	712,676
Series 2017A-MI, Rev., 5.00%, 12/1/2027	60,000	62,654
Series 2015MI, Rev., 5.50%, 12/1/2027	2,130,000	2,145,064
Michigan Finance Authority, Trinity Health Credit Group
Series 2015MI, Rev., 5.00%, 12/1/2025	1,330,000	1,330,000
Series 2013MI-1, Rev., VRDO, 2.90%, 3/2/2026 (c)	5,500,000	5,500,000
Series 2017A-MI, Rev., 5.00%, 12/1/2026	45,000	46,043
Series 2017MI, Rev., 5.00%, 12/1/2027	195,000	201,718
Series 2019MI-1, Rev., 5.00%, 12/1/2028	20,000	21,319
Series 2015MI, Rev., 5.50%, 12/1/2028	45,000	45,319
Michigan State Building Authority
Series 2020I, Rev., 5.00%, 4/15/2028	45,000	47,545

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Series 2016I, Rev., 5.00%, 10/15/2030	1,380,000	1,408,383
Michigan State Building Authority, Facilities Program
Series 2023-I, Rev., VRDO, 2.89%, 12/10/2025 (c)	33,000,000	33,000,000
Series 2023 II, Rev., 5.00%, 10/15/2026	25,000	25,535
Michigan State Building Authority, Multi Modal Program Series III, Rev., VRDO, 2.89%, 12/10/2025 (c)	8,635,000	8,635,000
Michigan State Hospital Finance Authority, Ascension Senior Credit Group Series 2010F-7, Rev., 5.00%, 11/15/2026 (b)	3,550,000	3,625,055
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2025	30,000	30,000
Michigan State Housing Development Authority, Rental Housing
Series 2024A, Rev., 3.63%, 10/1/2029	11,250,000	11,224,938
Series 2024A, Rev., 3.70%, 4/1/2030	13,000,000	13,009,734
Michigan Strategic Fund, Consumers Co. Project Series 2019, Rev., AMT, 3.35%, 10/1/2027 (c)	1,700,000	1,696,012
RIB Floater Trust Various States Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 2.88%, 12/1/2025 (c) (f)	30,000,000	30,000,000
State of Michigan Series 2016, Rev., GAN, 5.00%, 3/15/2026	55,000	55,361
State of Michigan, Environmental Program Series 2015A, GO, 5.00%, 12/1/2025	50,000	50,000
Wayne County Airport Authority Series C, Rev., 5.00%, 12/1/2026	210,000	214,742
Total Michigan		116,937,588
Minnesota — 1.8%
City of Minneapolis and The Housing and Redevelopment Authority of City of St. Paul, Allina Health System Series 2017A, Rev., 5.00%, 11/15/2028	35,000	35,981
City of Minneapolis, Allina Health System Series 2023A, Rev., 5.00%, 11/15/2028 (c)	55,000	57,976
City of St. Cloud, Centracare Health System
Series 2016A, Rev., 5.00%, 5/1/2026	280,000	282,403
Series 2016A, Rev., 5.00%, 5/1/2029	55,000	55,484
County of Hennepin Series 2018A, GO, 5.00%, 12/1/2025	550,000	550,000
County of Hennepin Sales Tax Series 2017A, Rev., 5.00%, 12/15/2025	55,000	55,049
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2026	1,190,000	1,194,071
Series 2016A, COP, 4.00%, 2/1/2027	50,000	50,081
Series 2016A, COP, 4.00%, 2/1/2028	2,750,000	2,755,069
Series 2019B, COP, 5.00%, 2/1/2028	395,000	412,535
Minneapolis-St. Paul Metropolitan Airports Commission
Series A, Rev., 4.00%, 1/1/2026	60,000	60,070
Series A, Rev., 5.00%, 1/1/2026	25,000	25,049
Minnesota Municipal Gas Agency Series 2022B, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.00%), 3.69%, 12/5/2025 (d)	15,000,000	15,028,114
Minnesota Public Facilities Authority State Revolving Fund Series 2023A, Rev., 5.00%, 3/1/2026	40,000	40,238
North St Paul-Maplewood-Oakdale Independent School District No. 622 Series 2021A, GO, 4.00%, 2/1/2029	255,000	264,299
State of Minnesota
Series 2025E, GO, 5.00%, 8/1/2027	14,890,000	15,503,066
Series 2020A, GO, 5.00%, 8/1/2029	225,000	245,039
Series 2023B, GO, 5.00%, 8/1/2029	250,000	272,265
State of Minnesota, Various Purpose
Series 2019A, GO, 5.00%, 8/1/2026	25,000	25,411
Series 2025A, GO, 5.00%, 8/1/2027	10,000,000	10,411,730
Series 2025D, GO, 5.00%, 8/1/2027	48,305,000	50,293,862
Series 2018A, GO, 5.00%, 8/1/2030	2,820,000	3,006,358

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
University of Minnesota
Series 2017B, Rev., 5.00%, 12/1/2025	175,000	175,000
Series 2015A, Rev., 5.00%, 8/1/2026	80,000	80,146
Total Minnesota		100,879,296
Mississippi — 0.5%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2007B, Rev., VRDO, 2.90%, 12/1/2025 (c)	20,000,000	20,000,000
Mississippi Business Finance Corp., Waste Management, Inc., Project, Rev., 0.70%, 9/1/2026 (c)	1,250,000	1,219,092
Mississippi Development Bank, Department of Corrections East Correctional Facility Refunding Bonds Project Series C, Rev., 5.00%, 8/1/2027	40,000	41,455
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Series A, Rev., 5.00%, 8/1/2026	35,000	35,509
Mississippi Development Bank, Desoto County Mississippi Highway Project
Series 2024A, Rev., 5.00%, 1/1/2028	2,020,000	2,117,595
Series 2024A, Rev., 5.00%, 1/1/2029	2,000,000	2,142,011
Mississippi Development Bank, Harrison County Series 2013A, Rev., 5.00%, 1/1/2026	2,190,000	2,194,228
State of Mississippi
Series 2018A, GO, 5.00%, 11/1/2026 (b)	35,000	35,822
Series 2016B, GO, 5.00%, 12/1/2026 (b)	45,000	46,154
Series 2017A, GO, 5.00%, 10/1/2027 (b)	25,000	26,172
Total Mississippi		27,858,038
Missouri — 1.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combined Lien Mass Sales Tax Series 2019, Rev., 5.00%, 10/1/2026	140,000	142,627
City of Kansas City
Series 2017C, Rev., 5.00%, 9/1/2027	60,000	62,341
Series 2018A, GO, 5.00%, 2/1/2028	50,000	52,541
City of Kansas City Sanitary Sewer System Series 2016A, Rev., 5.00%, 1/1/2028	30,000	30,054
City of Kansas City, Missouri Special Obligation Series A, Rev., 5.00%, 10/1/2029	450,000	450,762
City of Springfield Public Utility, Rev., 5.00%, 8/1/2026	3,090,000	3,139,390
City of St. Louis Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027	75,000	78,253
County of Dunklin, Rev., 3.00%, 12/1/2026	400,000	400,269
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2027	4,000,000	4,185,594
Series 2024, Rev., 5.00%, 11/1/2028	1,500,000	1,603,598
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (c)	18,210,000	19,119,467
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series 2021B, Rev., 4.00%, 5/1/2026 (c)	7,610,000	7,647,684
Health and Educational Facilities Authority of the State of Missouri, Coxhealth Obligated Group
Series 2025B, Rev., 5.00%, 11/15/2027	1,000,000	1,039,371
Series 2025B, Rev., 5.00%, 11/15/2028	1,500,000	1,588,698
Series 2025B, Rev., 5.00%, 11/15/2030	1,860,000	2,034,159
Health and Educational Facilities Authority of the State of Missouri, Mercy Health
Series 2018A, Rev., 5.00%, 6/1/2027	25,000	25,771
Series 2018A, Rev., 5.00%, 6/1/2029	205,000	216,867
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group
Series 2022A, Rev., 5.00%, 6/1/2026	175,000	176,682
Series 2023A, Rev., 5.00%, 6/1/2028 (c)	850,000	889,301

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Health and Educational Facilities Authority of the State of Missouri, St. Louis University, Rev., 5.00%, 11/15/2028	220,000	222,054
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Health System, Inc., Rev., 5.00%, 11/15/2029	395,000	398,682
Missouri Development Finance Board, Procter & Gamble Co. Project Series 1999, Rev., 5.20%, 3/15/2029	1,165,000	1,235,669
Missouri Highway and Transportation Commission, First Lien Series A, Rev., 5.00%, 5/1/2026	100,000	101,025
Missouri Highway and Transportation Commission, State Appropriations Mega Projects State Road Series 2025A, Rev., 5.00%, 5/1/2028 (e)	20,900,000	22,082,683
Missouri Joint Municipal Electric Utility Commission, Iatan Project 2
Series 2023, Rev., 5.00%, 1/1/2028	20,000	20,899
Series 2023, Rev., 5.00%, 1/1/2029	200,000	213,515
Missouri Public Utilities Commission, Rev., 4.00%, 5/1/2026	9,750,000	9,758,405
Missouri State Board of Public Buildings Series 2020B, Rev., 5.00%, 10/1/2026	40,000	40,761
St. Louis County Library District, COP, 4.00%, 4/1/2027	2,010,000	2,010,972
Total Missouri		78,968,094
Nebraska — 0.2%
City of Lincoln, Electric System
Rev., 5.00%, 9/1/2026	20,000	20,351
Series 2016, Rev., 5.00%, 9/1/2026	55,000	55,965
Series 2020A, Rev., 5.00%, 9/1/2026	75,000	76,316
Series 2020A, Rev., 5.00%, 9/1/2027	115,000	119,707
Rev., 5.00%, 9/1/2028	25,000	25,704
Nebraska Public Power District
Series 2016A, Rev., 5.00%, 1/1/2026	185,000	185,363
Series A-1, Rev., 5.00%, 1/1/2026	75,000	75,128
Series B, Rev., 5.00%, 1/1/2026	20,000	20,039
Series C, Rev., 5.00%, 1/1/2026	70,000	70,137
Series 2016A, Rev., 5.00%, 1/1/2027	35,000	35,063
Series C, Rev., 5.00%, 1/1/2028	20,000	20,035
Series 2023A, Rev., 5.00%, 7/1/2028	375,000	392,954
Omaha Public Power District
Series 2022B, Rev., 5.00%, 2/1/2028	20,000	21,007
Series 2025C, Rev., 5.00%, 2/1/2028 (e)	4,505,000	4,729,420
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	2,700,000	2,761,496
Scotts Bluff County School District No. 32 Series 2015, GO, 5.00%, 12/1/2025 (b)	60,000	60,000
Total Nebraska		8,668,685
Nevada — 1.0%
Clark County School District, Limited Tax
Series 2015C, GO, 5.00%, 12/15/2025	335,000	335,300
Series 2015C, GO, 5.00%, 6/15/2026	115,000	115,186
Series 2016B, GO, 5.00%, 6/15/2026	150,000	151,838
Series 2017A, GO, 5.00%, 6/15/2026	500,000	506,128
Series 2021C, GO, 5.00%, 6/15/2026	55,000	55,674
Series 2025B, GO, 5.00%, 6/15/2027	30,500,000	31,569,598
Series 2017C, GO, 5.00%, 6/15/2028	300,000	313,763
Series 2019A, GO, A.G., 5.00%, 6/15/2029	25,000	25,903
Clark County School District, Limited Tax, Various Purpose
Series 2016F, GO, 3.00%, 6/15/2026	100,000	100,009

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — continued
Series 2024C, GO, 5.00%, 6/15/2027	1,400,000	1,449,096
County of Clark
Rev., 5.00%, 7/1/2026	50,000	50,710
Series 2016B, GO, 5.00%, 11/1/2026	85,000	86,886
Series 2018, GO, 5.00%, 12/1/2026	1,525,000	1,561,945
County of Clark Passenger Facility Charge Series 2022B, Rev., 5.00%, 7/1/2026	140,000	141,902
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport Series 2019A, Rev., 5.00%, 7/1/2026	70,000	70,951
County of Clark, Indexed Fuel and Subordinate Motor Vehicle Tax
Rev., 5.00%, 7/1/2026	2,500,000	2,535,489
Series 2019, Rev., 5.00%, 7/1/2026	25,000	25,355
County of Clark, Limited Tax
GO, 5.00%, 6/1/2026	100,000	101,208
Series 2016A, GO, 5.00%, 11/1/2027	600,000	605,585
Series 2016B, GO, 5.00%, 11/1/2027	3,000,000	3,061,185
County of Clark, Motor Vehicle Fuel Tax Series 2020C, Rev., 5.00%, 7/1/2026	75,000	76,065
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2026	205,000	207,784
County of Clark, Stadium Improvement, Limited Tax Series 2018A, GO, 5.00%, 6/1/2029	135,000	142,917
County of Clark, Transportation Improvement, Limited Tax
Series 2018B, GO, 5.00%, 12/1/2025	35,000	35,000
Series 2018B, GO, 5.00%, 12/1/2029	215,000	230,058
Las Vegas Valley Water District
Series 2018B, GO, 5.00%, 6/1/2026	360,000	364,402
Series 2016B, GO, 5.00%, 6/1/2027	20,000	20,225
Las Vegas Valley Water District, Limited Tax Series B, GO, 5.00%, 12/1/2025	2,105,000	2,105,000
State of Nevada Series 2025A, GO, 5.00%, 10/1/2026	2,905,000	2,963,400
State of Nevada Department of Business and Industry, Republic Services, Inc. Project Series 2001, Rev., AMT, 3.95%, 6/1/2026 (c) (f)	1,800,000	1,799,966
State of Nevada Highway Improvement, Motor Vehicle Fuel Tax, Rev., 5.00%, 12/1/2025	255,000	255,000
State of Nevada, Capital Improvement and Cultural Affairs
Series 2025A, GO, 5.00%, 4/1/2026	480,000	483,937
Series 2020A, GO, 5.00%, 5/1/2027	50,000	51,709
Truckee Meadows Water Authority
Series 2017, Rev., 5.00%, 7/1/2026	150,000	152,103
Rev., 5.00%, 7/1/2027	1,000,000	1,037,487
Total Nevada		52,788,764
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act
Series 2016, Rev., 5.00%, 1/1/2026 (b)	45,000	45,085
Series 2015A, Rev., 3.30%, 8/3/2027 (c)	3,000,000	3,008,974
Series 2015B, Rev., 3.30%, 8/3/2027 (c)	1,000,000	1,002,991
Total New Hampshire		4,057,050
New Jersey — 13.9%
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project
Series 2025A, Rev., GTD, 4.00%, 5/21/2026	23,000,000	23,147,221
Rev., GTD, 4.00%, 10/14/2026	17,000,000	17,202,609

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Borough of Avalon, GO, BAN, 4.50%, 2/4/2026	13,988,000	14,028,621
Borough of Bloomingdale, GO, BAN, 4.50%, 2/12/2026	3,638,000	3,648,965
Borough of Carlstadt, GO, BAN, 4.50%, 5/1/2026	10,000,000	10,064,929
Borough of Demarest, GO, BAN, 4.50%, 3/11/2026	8,080,000	8,115,247
Borough of East Rutherford, GO, BAN, 4.00%, 4/2/2026	14,130,000	14,189,179
Borough of Fanwood Series 2025A, GO, BAN, 4.00%, 2/26/2026	5,907,690	5,923,888
Borough of Flemington Series 2025A, GO, BAN, 4.50%, 1/26/2026	7,079,000	7,096,574
Borough of Palisades Park, Swimming Pool Utility, GO, BAN, 4.25%, 3/11/2026	6,631,872	6,650,665
Borough of Point Pleasant Beach, GO, BAN, 4.00%, 11/6/2026	7,530,000	7,623,671
Borough of Ramsey, GO, BAN, 4.00%, 2/27/2026	7,700,000	7,721,363
Borough of South River, Water Utility Series 2025A, GO, BAN, 4.00%, 12/8/2026 (e)	9,081,000	9,197,268
Brick Township Municipal Utilities Authority (The) Series 2016B, Rev., GTD, 5.00%, 12/1/2025	200,000	200,000
Burlington County Bridge Commission, Government Leasing Program
Series 2024D, Rev., RAN, 4.25%, 12/11/2025	5,700,000	5,701,983
Series 2025D, Rev., 4.00%, 12/9/2026 (e)	22,800,000	23,109,875
Camden County Improvement Authority (The), City Hall Project, Rev., GTD, 5.00%, 12/1/2025	30,000	30,000
City of East Orange, GO, BAN, 4.00%, 10/14/2026	16,840,900	17,047,440
City of Jersey City
Series 2025A, GO, BAN, 4.00%, 7/8/2026	10,700,000	10,789,028
Series 2025C, GO, BAN, 4.00%, 10/20/2026	26,600,000	26,932,856
City of Sea Isle City, GO, BAN, 4.00%, 10/15/2026	24,660,000	24,982,738
City of Wildwood Series 2025A, GO, BAN, 4.00%, 10/2/2026 (e)	11,200,000	11,322,242
Hudson County Improvement Authority, Courthouse Project
Series 2020, Rev., 5.00%, 10/1/2026	195,000	198,691
Series 2020, Rev., 5.00%, 10/1/2027	30,000	31,270
Hudson County Improvement Authority, Local Unit Loan Program Series B-1, Rev., GTD, 4.00%, 6/24/2026	15,000,000	15,112,620
Jersey City Municipal Utilities Authority, Water Project Series 2025A, Rev., GTD, 5.00%, 5/1/2026	13,000,000	13,125,724
Jersey City Redevelopment Agency, Bayfront Redevelopment Project Series 2025A, Rev., GTD, 5.00%, 12/9/2026 (e)	13,000,000	13,263,065
Monmouth County Improvement Authority (The)
Series 2019B, Rev., GTD, 5.00%, 12/1/2025	30,000	30,000
Rev., GTD, 4.00%, 3/13/2026	24,545,000	24,638,990
New Jersey Building Authority Series 2016A, Rev., 5.00%, 6/15/2026 (b)	40,000	40,518
New Jersey Economic Development Authority Series A, Rev., 4.00%, 11/1/2027	25,000	25,657
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2028	1,075,000	1,089,362
New Jersey Economic Development Authority, RWJ Barnabas Health Series 1997A, Rev., NATL - RE, Zero Coupon, 7/1/2026 (b)	2,330,000	2,290,149
New Jersey Economic Development Authority, School Facilities Construction
Series 2023RRR, Rev., 5.00%, 3/1/2026	40,000	40,231
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,730,000	2,764,400
Series 2019GGG, Rev., 5.25%, 9/1/2026 (f)	3,500,000	3,567,875
Series AAA, Rev., 5.00%, 12/15/2026 (b)	75,000	76,880
Series XX, Rev., 4.38%, 6/15/2027	25,000	25,015
Series 2024SSS, Rev., 5.00%, 6/15/2027	1,600,000	1,657,682
Series 2023RRR, Rev., 5.00%, 3/1/2028	65,000	68,313
Series WW, Rev., 5.25%, 6/15/2028	50,000	50,060
New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group Series 2019B-3, Rev., 5.00%, 7/1/2026 (c)	1,000,000	1,013,262

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group
Series 2016A, Rev., 5.00%, 7/1/2026	55,000	55,725
Series 2016A, Rev., 5.00%, 7/1/2029	140,000	141,860
New Jersey Health Care Facilities Financing Authority, Valley Health System Obligated, Rev., 5.00%, 7/1/2026	50,000	50,653
New Jersey Health Care Facilities Financing Authority, Virtua Health Obligated Group
Rev., 5.00%, 7/1/2026	1,125,000	1,128,851
Series 2013, Rev., 5.00%, 7/1/2027	190,000	191,327
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Immediate Delivery Series 2025-2, Rev., AMT, 5.00%, 6/2/2026 (c)	16,000,000	16,123,701
New Jersey Transportation Trust Fund Authority Series 2019BB, Rev., 5.00%, 12/15/2028 (b)	155,000	166,261
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028	400,000	365,026
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A-1, Rev., 5.00%, 6/15/2027	65,000	65,628
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2021A, Rev., 5.00%, 6/15/2026	100,000	101,260
Series 2018A, Rev., 5.00%, 12/15/2026	25,000	25,609
Series 2019A, Rev., 5.00%, 12/15/2026	150,000	153,655
Series 2018A, Rev., 5.00%, 12/15/2027	70,000	73,339
Series 2019A, Rev., 5.00%, 12/15/2027	30,000	31,431
Series 2021A, Rev., 5.00%, 6/15/2028	25,000	26,438
Series 2021A, Rev., 5.00%, 6/15/2029	25,000	26,966
Series 2006C, Rev., NATL - RE, Zero Coupon, 12/15/2030	7,000,000	6,003,185
New Jersey Turnpike Authority
Series 2005D-2, Rev., A.G., 5.25%, 1/1/2026	12,445,000	12,472,114
Series 2005D-3, Rev., A.G., 5.25%, 1/1/2026	1,070,000	1,072,331
Series 2014A, Rev., 5.00%, 1/1/2027	825,000	826,380
Series 2017E, Rev., 5.00%, 1/1/2029	40,000	41,900
Series 2024A, Rev., 5.00%, 1/1/2030	2,235,000	2,440,464
State of New Jersey
GO, 4.00%, 6/1/2027 (b)	45,000	45,969
GO, 5.00%, 6/1/2027	20,000	20,709
State of New Jersey, COVID-19 Emergency Bonds
Series 2020A, GO, 5.00%, 6/1/2026	400,000	404,719
Series 2020A, GO, 5.00%, 6/1/2028	365,000	386,456
Series 2020A, GO, 5.00%, 6/1/2029	50,000	54,081
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	485,000	489,868
Series 2018A, Rev., 5.00%, 6/1/2027	720,000	742,541
Town of Dover, General Improvement Water Utility, GO, BAN, 4.50%, 1/21/2026	17,039,000	17,080,108
Town of Morristown, GO, BAN, 4.25%, 6/2/2026	6,360,110	6,406,560
Township of Boonton, GO, BAN, 4.00%, 8/28/2026	8,066,000	8,131,017
Township of Cherry Hill, GO, BAN, 4.00%, 11/23/2026	29,863,179	30,306,958
Township of Edison, GO, BAN, 4.00%, 11/5/2026	25,870,000	26,219,369
Township of Hamilton
GO, BAN, 4.25%, 6/5/2026	8,150,000	8,208,928
GO, BAN, 4.00%, 10/7/2026	37,000,000	37,449,310
Township of Howell, GO, TAN, 4.25%, 2/19/2026	3,500,000	3,507,990
Township of Little Egg Harbor Series 2025A, GO, BAN, 4.25%, 1/20/2026	3,508,000	3,513,846

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Township of Livingston, GO, BAN, 4.00%, 12/3/2026 (e)	35,635,000	36,175,583
Township of Logan, GO, BAN, 4.00%, 10/2/2026	15,289,000	15,463,779
Township of Lopatcong, GO, BAN, 4.25%, 3/27/2026	4,959,127	4,975,867
Township of Manchester Series 2025A, GO, BAN, 4.50%, 5/6/2026	17,123,054	17,237,393
Township of Maple Shade Series 2025A, GO, BAN, 4.00%, 11/4/2026	12,811,000	12,963,515
Township of Montville, GO, BAN, 4.00%, 11/3/2026	13,474,000	13,657,283
Township of Nutley, GO, BAN, 4.25%, 3/13/2026	8,000,000	8,031,741
Township of Parsippany-Troy Hills, GO, BAN, 4.00%, 10/27/2026	36,190,000	36,682,734
Township of Piscataway, GO, BAN, 4.00%, 10/29/2026	21,721,675	22,021,302
Township of Washington, GO, BAN, 4.25%, 7/2/2026	7,420,189	7,481,485
Township of Wayne, GO, 4.00%, 10/28/2026	9,280,000	9,406,757
Township of West Deptford, GO, 3.00%, 9/1/2026	100,000	100,015
Township of West Windsor, GO, BAN, 4.00%, 10/27/2026	25,670,000	26,021,815
Township of Woodbridge, GO, BAN, 4.00%, 10/9/2026	44,917,000	45,466,218
Total New Jersey		774,074,146
New Mexico — 0.4%
Albuquerque Bernalillo County Water Utility Authority Series 2018, Rev., 5.00%, 7/1/2026	100,000	101,379
Albuquerque Bernalillo County Water Utility Authority, Senior Lien Joint Water and Sewer System
Series 2017, Rev., 5.00%, 7/1/2026	150,000	152,068
Rev., 5.00%, 7/1/2027	1,075,000	1,114,449
Albuquerque Municipal School District No. 12, GO, 5.00%, 8/1/2028	1,000,000	1,015,168
New Mexico Finance Authority, State Transportation, Subordinate Lien
Series 2018A, Rev., 5.00%, 6/15/2026	175,000	177,328
Series 2021A, Rev., 5.00%, 6/15/2026	1,830,000	1,854,341
Series 2021A, Rev., 5.00%, 6/15/2030	45,000	49,870
New Mexico Finance Authority, Subordinate Lien Public Project Series 2025C, Rev., 5.00%, 12/15/2026	1,750,000	1,795,003
New Mexico Mortgage Finance Authority, Multi Family Santee Apartments and Sangre De Cristo Project, Rev., 3.28%, 3/1/2026 (c) (e)	4,320,000	4,320,016
New Mexico Mortgage Finance Authority, Santee Apartments and Sangre De Cristo Project, Rev., VRDO, 3.73%, 12/1/2025 (c)	1,000,000	1,000,000
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series 2025G-2, Class I, Rev., GNMA / FNMA / FHLMC, 3.00%, 12/1/2026 (c)	9,000,000	8,999,887
State of New Mexico Series 2023, GO, 5.00%, 3/1/2026	395,000	397,320
State of New Mexico Severance Tax Permanent Fund
Series 2017A, Rev., 5.00%, 7/1/2026	40,000	40,555
Series 2020A, Rev., 5.00%, 7/1/2026	985,000	998,661
Series 2020A, Rev., 5.00%, 7/1/2029	25,000	27,064
State of New Mexico, Capital Projects Series A, GO, 5.00%, 3/1/2026	50,000	50,294
Total New Mexico		22,093,403
New York — 13.7%
Altmar-Parish-Williamstown Central School District Series 2025B, GO, BAN, 4.25%, 6/25/2026	17,765,000	17,899,199
Ausable Valley Central School District, GO, BAN, 4.25%, 7/10/2026	5,000,000	5,038,978
Avoca Central School District, GO, BAN, 4.25%, 6/25/2026	8,105,000	8,156,036
Brasher Falls Central School District, GO, BAN, 4.25%, 7/16/2026	6,600,000	6,647,158
Brocton Central School District, GO, BAN, 4.25%, 6/25/2026	10,199,710	10,276,760
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	8,040,000	8,379,410
Canisteo-Greenwood Central School District, GO, BAN, 4.25%, 6/26/2026	7,800,000	7,851,191

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
City of Albany, GO, BAN, 4.25%, 3/20/2026	30,000,000	30,124,614
City of Hudson, GO, BAN, 4.25%, 6/18/2026	7,560,000	7,606,093
City of New York, Fiscal Year 2008 Series 2008L-6, GO, 5.00%, 4/1/2028	30,000	31,545
City of New York, Fiscal Year 2014 Series 2014I-1, GO, 5.00%, 3/1/2026	5,000	5,009
City of New York, Fiscal Year 2016
Series E, GO, 5.00%, 8/1/2026	1,035,000	1,051,495
Series C, GO, 5.00%, 8/1/2027	170,000	170,656
City of New York, Fiscal Year 2017
Series 2017A, Subseries A-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.90%, 12/1/2025 (c)	40,000,000	40,000,000
Series 2017A, Subseries A-1, GO, 5.00%, 8/1/2027	40,000	40,621
Series 2017A, Subseries A-1, GO, 5.00%, 8/1/2029	130,000	131,691
City of New York, Fiscal Year 2018 Series 2018A, GO, 5.00%, 8/1/2027	25,000	25,997
City of New York, Fiscal Year 2020 Series 2020C-1, GO, 5.00%, 8/1/2028	30,000	31,762
City of New York, Fiscal Year 2021
Series 2021C, GO, 5.00%, 8/1/2026	80,000	81,275
Series 2021 Subseries A-1, GO, 5.00%, 8/1/2027	20,000	20,797
City of New York, Fiscal Year 2022 Series 2022C, GO, 5.00%, 8/1/2026	50,000	50,797
City of New York, Fiscal Year 2023 Series 2023-1, GO, 5.00%, 8/1/2027	270,000	280,766
City of New York, Fiscal Year 2024 Series 2024E, GO, 5.00%, 8/1/2029	1,280,000	1,381,945
City of New York, Fiscal Year 2025
Series 2025C, Subseries C-1, GO, 5.00%, 9/1/2026	175,000	178,140
Series 2018A, GO, 5.00%, 8/1/2029	30,000	32,389
City of New York, Fiscal Year 2026 Series 2026B, Subseries B-1, GO, 5.00%, 8/1/2030	6,500,000	7,147,455
City of Troy, GO, BAN, 4.50%, 1/30/2026	4,402,981	4,414,492
City of Utica, GO, BAN, 4.50%, 1/23/2026	19,578,012	19,618,646
Clinton Central School District, GO, BAN, 4.25%, 6/25/2026	9,790,000	9,863,955
County of Nassau Series 2016B, GO, 5.00%, 10/1/2028	50,000	50,899
Croton-Harmon Union Free School District Series 2025A, GO, BAN, 4.00%, 6/26/2026	21,132,178	21,298,674
Delaware Academy Central School District at Delhi, GO, BAN, 4.25%, 7/22/2026	10,492,486	10,562,877
Depew Union Free School District, GO, BAN, 4.00%, 10/28/2026	20,160,000	20,438,966
Elba Central School District, GO, BAN, 4.25%, 6/18/2026	11,000,000	11,082,910
Empire State Development Corp., State Personal Income Tax
Series 2016A, Rev., 5.00%, 3/15/2026 (b)	110,000	110,792
Series 2017C, Rev., 5.00%, 3/15/2026	105,000	105,751
Geneseo Central School District, GO, BAN, 4.25%, 6/25/2026	7,235,000	7,282,210
Gouverneur Central School District, GO, BAN, 4.25%, 7/16/2026	20,000,000	20,135,418
Hornell City School District, GO, BAN, 4.25%, 6/24/2026	17,170,000	17,290,176
Hudson Falls Central School District, GO, BAN, 4.25%, 6/24/2026	9,300,000	9,368,268
Johnstown City School District, GO, BAN, 4.25%, 6/26/2026	7,000,000	7,045,940
Lansingburgh Central School District at Troy, GO, BAN, 4.25%, 7/10/2026	10,072,658	10,133,938
Long Island Power Authority, Electric System Series 2025B, Rev., 3.00%, 9/1/2028 (c)	2,000,000	1,981,975
Lyons Central School District, GO, BAN, 4.25%, 6/26/2026	8,876,000	8,936,800
Madrid-Waddington Central School District, GO, BAN, 4.00%, 7/24/2026	4,457,500	4,483,581
Milford Central School District, GO, BAN, 4.25%, 12/12/2025	3,500,000	3,501,080
New York City Health and Hospitals Corp., Health System
Series 2008B, Rev., VRDO, LOC : TD Bank NA, 2.68%, 12/10/2025 (c)	1,620,000	1,620,000
Series 2008C, Rev., VRDO, LOC : TD Bank NA, 2.75%, 12/10/2025 (c)	24,300,000	24,300,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Industrial Development Agency, Queens Baseball Stadium Project
Series 2021A, Rev., A.G., 5.00%, 1/1/2027	500,000	511,455
Series 2021A, Rev., A.G., 5.00%, 1/1/2028	1,250,000	1,305,472
New York City Municipal Water Finance Authority Series 2018 EE, Rev., 5.00%, 12/15/2025 (b)	715,000	715,657
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2020 Series 2020CC-1, Rev., 5.00%, 6/15/2026	60,000	60,811
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2022 Series 2022, Subseries BB-2, Rev., 5.00%, 1/2/2026	815,000	816,589
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2021 Series 2021, Subseries EE2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.90%, 12/1/2025 (c)	65,000,000	65,000,000
New York City Transitional Finance Authority Building Aid
Series 2016S-1, Rev., 5.00%, 1/15/2026	420,000	421,237
Series 2019S-3A, Rev., 5.00%, 7/15/2026	95,000	96,352
New York City Transitional Finance Authority Building Aid, Fiscal Year 2018
Series S-1, Rev., 5.00%, 7/15/2029	20,000	20,694
Series S-1, Rev., 5.00%, 7/15/2031	1,775,000	1,837,297
New York City Transitional Finance Authority Building Aid, Subordinate Series 2016S-1, Rev., 5.00%, 1/15/2026	80,000	80,235
New York City Transitional Finance Authority Future Tax Secured
Series 2023, Subseries F-1, Rev., 5.00%, 2/1/2026	70,000	70,292
Series 2022D, Subseries D-1, Rev., 5.00%, 11/1/2026	55,000	56,242
Series 2022C, Subseries C-1, Rev., 5.00%, 2/1/2027	35,000	36,006
Series B1, Rev., 5.00%, 11/1/2028	3,325,000	3,335,392
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2018 Series 2018C-6, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.77%, 12/10/2025 (c)	40,000,000	40,000,000
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2021
Series 2021F-1, Rev., 5.00%, 11/1/2026	200,000	204,518
Series 2021G-1, Rev., 5.00%, 11/1/2028	35,000	37,438
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2022 Series 2022F, Subseries F-1, Rev., 5.00%, 2/1/2026	275,000	276,146
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-2, Rev., 5.00%, 7/15/2028	35,000	36,208
New York City Transitional Finance Authority, Future Tax Secured Series C, Rev., 5.00%, 11/1/2027	30,000	30,941
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018 -1, Rev., 5.00%, 11/1/2026	130,000	132,937
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries E-1, Rev., 5.00%, 11/1/2028	20,000	21,393
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2027	4,800,000	4,966,767
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2028	5,000,000	5,289,483
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2029	2,695,000	2,907,449
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025-J, Subseries J-1, Rev., 5.00%, 11/1/2027	2,075,000	2,171,634
Series 2025-J, Subseries J-1, Rev., 5.00%, 11/1/2028	9,170,000	9,808,670
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2029	2,630,000	2,866,500
Series 2025-J, Subseries J-1, Rev., 5.00%, 11/1/2029	2,755,000	3,002,740
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2030	2,600,000	2,893,123
New York State Dormitory Authority
Series 2024A, Rev., A.G., 5.00%, 10/1/2026	1,500,000	1,530,405
Series 2023D, Rev., A.G., 5.00%, 10/1/2027	25,000	26,136
Series 2018-1, Rev., 5.00%, 1/15/2028	110,000	115,556

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2016A, Rev., 5.00%, 7/1/2029	30,000	30,394
New York State Dormitory Authority, Health Facilities Improvement Program Lease Series 2018-1, Rev., 5.00%, 1/15/2029	55,000	57,501
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai
Series 2015A, Rev., 5.00%, 7/1/2028	25,000	25,010
Series 2015A, Rev., 5.00%, 7/1/2029	40,000	40,015
New York State Dormitory Authority, New York University Series 2016A, Rev., 5.00%, 7/1/2026	35,000	35,481
New York State Dormitory Authority, Northwell Health Obligated Group Series 2019B-3, Rev., 5.00%, 5/1/2026 (c)	3,125,000	3,129,627
New York State Dormitory Authority, Sales Tax
Series 2016A, Rev., 5.00%, 9/15/2026 (b)	115,000	117,102
Series 2024A, Rev., A.G., 5.00%, 10/1/2027	1,550,000	1,620,461
New York State Dormitory Authority, School Districts Financing Program
Series 2018A, Rev., 5.00%, 10/1/2026	25,000	25,517
Series 2025A, Rev., A.G., 5.00%, 10/1/2027	2,500,000	2,613,647
Series 2025A, Rev., A.G., 5.00%, 10/1/2028	1,170,000	1,249,850
New York State Dormitory Authority, State Personal Income Tax
Series 2005B, Rev., AMBAC, 5.50%, 3/15/2026	75,000	75,643
Series 2005B, Rev., AMBAC, 5.50%, 3/15/2027	110,000	114,183
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2018A, Rev., 5.00%, 3/15/2026 (b)	70,000	70,473
Series 2022A, Rev., 5.00%, 3/15/2027 (b)	20,000	20,611
Series 2025C, Rev., 5.00%, 3/15/2031	8,900,000	9,994,037
New York State Dormitory Authority, State Sales Tax
Series 2016A, Rev., 5.00%, 9/15/2026 (b)	50,000	50,855
Series 2016A, Rev., 5.00%, 3/15/2028	30,000	30,541
New York State Dormitory Authority, Touro College and University System Group, Rev., 5.00%, 1/3/2028 (b)	550,000	576,607
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program Series 2015D, Rev., 5.00%, 9/15/2026	50,000	50,174
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.97%, 12/10/2025 (c)	22,000,000	22,000,000
New York State Housing Finance Agency, State Personal Income Tax Series 2024A-2, Rev., 3.35%, 6/15/2029 (c)	3,000,000	3,005,179
New York State Thruway Authority Series 2021A-1, Rev., 5.00%, 3/15/2026	20,000	20,143
Owego Apalachin Central School District
Series 2025A, GO, BAN, 4.25%, 7/2/2026	7,019,000	7,071,587
Series 2025B, GO, BAN, 4.25%, 7/17/2026	7,400,000	7,459,662
Port Authority of New York and New Jersey, Consolidated
Series 175, Rev., 5.00%, 12/1/2025	100,000	100,000
Series 183, Rev., 5.00%, 12/15/2025	20,000	20,017
Series 246, Rev., AMT, 5.00%, 9/1/2026	11,500,000	11,664,908
Series 175, Rev., 4.00%, 12/1/2026	215,000	215,212
Series 243, Rev., 5.00%, 12/1/2026	20,000	20,478
Series 177TH, Rev., AMT, 4.00%, 7/15/2030	500,000	500,294
Randolph Central School District, GO, BAN, 4.25%, 6/26/2026	12,500,000	12,589,212
Ridge Road Fire District, GO, BAN, 4.00%, 10/21/2026	4,700,000	4,751,128
Sidney Central School District, GO, BAN, 4.25%, 6/26/2026	8,980,000	9,038,935
Town of Amherst, GO, BAN, 4.00%, 10/28/2026	12,930,000	13,106,582
Town of Colonie Series 2025A, GO, BAN, 4.00%, 3/6/2026	1,165,000	1,168,801
Town of Cornwall, GO, BAN, 4.25%, 4/30/2026	8,545,000	8,591,510

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Town of Irondequoit Series 2025B, GO, BAN, 4.00%, 12/11/2026 (e)	8,747,000	8,855,009
Town of Milton, GO, BAN, 4.00%, 7/24/2026	7,000,000	7,029,646
Town of Newburgh, GO, BAN, 4.50%, 1/30/2026	3,800,000	3,810,257
Town of Stillwater, GO, BAN, 4.25%, 5/29/2026	5,020,000	5,054,724
Triborough Bridge and Tunnel Authority
Series 2025A, Rev., BAN, 5.00%, 5/15/2026	47,320,000	47,844,944
Series 2023A, Rev., 5.00%, 11/15/2026	25,000	25,601
Series 2023B-2, Rev., 5.00%, 11/15/2026	25,000	25,601
Series B, Rev., 5.00%, 11/15/2026	75,000	76,803
Series 2024B, Rev., BAN, 5.00%, 3/15/2027	1,950,000	2,011,624
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2016A, Rev., 5.00%, 11/15/2026	30,000	30,311
Series 2023A, Rev., 5.00%, 11/15/2026	25,000	25,601
Trust for Cultural Resources of The City of New York (The), The Museum of Modern Art Series 2016-1E, Rev., 4.00%, 4/1/2026	95,000	95,457
United Nations Development Corp. Series 2019A, Rev., 5.00%, 7/1/2026 (b)	145,000	146,958
Village of Fairport, GO, BAN, 4.25%, 5/29/2026	5,631,750	5,671,836
Village of Scotia, GO, BAN, 4.25%, 6/26/2026	10,585,000	10,657,506
Webb Union Free School District, GO, BAN, 4.25%, 7/16/2026	5,950,000	5,982,821
West Seneca Central School District, GO, BAN, 4.00%, 6/26/2026	17,230,000	17,356,833
Wheatland Chili Central School District Series 2025A, GO, BAN, 4.25%, 7/9/2026	3,615,000	3,643,051
Wilson Central School District, GO, BAN, 4.25%, 6/24/2026	6,723,684	6,771,905
Total New York		763,318,767
North Carolina — 0.7%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Care System Series 2021C, Rev., 5.00%, 12/1/2028 (c)	3,440,000	3,644,315
City of Charlotte Series 2021A, GO, 5.00%, 6/1/2026	100,000	101,224
City of Charlotte Water and Sewer System Series 2020, Rev., 5.00%, 7/1/2026	50,000	50,714
City of Durham, Rev., 5.00%, 10/1/2026	115,000	117,359
City of Raleigh Combined Enterprise System Series 2016A, Rev., 5.00%, 3/1/2027	1,475,000	1,520,004
County of Harnett Series 2020, Rev., 5.00%, 12/1/2027	85,000	88,977
County of Harnett, Limited Obligation, Rev., 5.00%, 12/1/2025	500,000	500,000
County of New Hanover, New Hanover Regional Medical Center
Rev., 5.00%, 10/1/2027 (b)	75,000	78,242
Series 2017, Rev., 5.00%, 10/1/2027 (b)	110,000	114,754
County of Wake
Series 2021, Rev., 5.00%, 3/1/2026	80,000	80,486
Series 2020A, GO, 5.00%, 4/1/2026	70,000	70,576
County of Wake, Hospital System, Rev., NATL - RE, 5.13%, 10/1/2026 (b)	30,000	30,608
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 2.85%, 12/1/2025 (c)	15,500,000	15,500,000
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (c)	5,515,000	5,512,500
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (c)	2,670,000	2,677,585
North Carolina Municipal Power Agency No. 1
Series A, Rev., 5.00%, 1/1/2026	955,000	956,836
Series 2016A, Rev., 5.00%, 1/1/2027	45,000	45,572
Series 2016A, Rev., 5.00%, 1/1/2028	230,000	233,021
Series 2016A, Rev., 5.00%, 1/1/2029	870,000	881,492

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
North Carolina Municipal Power Agency No. 1, Catawba Electric Series A, Rev., 5.00%, 1/1/2027	1,835,000	1,839,102
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien
Series 2017, Rev., A.G., 5.00%, 1/1/2026	50,000	50,086
Series 2017, Rev., A.G., 5.00%, 1/1/2028	500,000	511,153
State of North Carolina
Series 2022A, Rev., 5.00%, 5/1/2026	100,000	100,983
Series 2025B, Rev., 5.00%, 5/1/2026	1,500,000	1,514,744
Series 2026A, GO, 5.00%, 6/1/2026 (e)	1,300,000	1,307,261
Series 2025B, Rev., 5.00%, 5/1/2027	1,500,000	1,549,991
State of North Carolina, Limited Obligation Series 2013A, Rev., 2.25%, 5/1/2026	10,000	9,968
Total North Carolina		39,087,553
North Dakota — 0.1%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2020B, Rev., 1.05%, 7/1/2026	125,000	122,817
North Dakota Public Finance Authority Series 2022A, Rev., 5.00%, 10/1/2027	195,000	203,793
West Fargo Public School District No. 6 Series 2017, GO, 4.00%, 8/1/2027	2,375,000	2,429,905
Total North Dakota		2,756,515
Ohio — 6.2%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron
Series 2022A, Rev., 5.00%, 11/15/2026	465,000	475,027
Series 2022A, Rev., 5.00%, 11/15/2027	470,000	490,328
Akron City School District, Unlimited Tax, GO, 4.00%, 8/6/2026	5,350,000	5,395,206
American Municipal Power, Inc., AMP Fremont Energy Center Project
Series 2017A, Rev., 5.00%, 2/15/2026	25,000	25,115
Series 2017A, Rev., 5.00%, 2/15/2027	25,000	25,688
Series 2017A, Rev., 5.00%, 2/15/2028	70,000	73,466
American Municipal Power, Inc., Comb Hydroelectric Projects Series 2016A, Rev., 5.00%, 2/15/2026	2,845,000	2,859,092
Central Ohio Solid Waste Authority, GO, BAN, 4.00%, 10/28/2026	7,000,000	7,086,371
City of Cincinnati Water System Series 2015A, Rev., 5.00%, 12/1/2025 (b)	50,000	50,000
City of Cincinnati, Unlimited Tax Various Purpose
Series 2016A, GO, 4.00%, 12/1/2025	775,000	775,000
Series 2017A, GO, 5.00%, 12/1/2025	25,000	25,000
City of Cleveland Series 2015, GO, 5.00%, 12/1/2025	90,000	90,000
City of Cleveland, various Purpose, GO, BAN, 4.00%, 12/9/2026 (e)	7,045,000	7,144,916
City of Columbus Series 2016A, GO, 4.00%, 8/15/2026	90,000	90,088
City of Columbus, Unlimited Tax Series 2024-1, GO, 5.00%, 2/15/2030	3,445,000	3,788,288
City of Columbus, Various Purpose, Unlimited Tax
Series 2025-1, GO, 5.00%, 4/1/2026	3,425,000	3,453,308
Series 2025-2, GO, 5.00%, 4/1/2027	2,580,000	2,666,034
Series 2025A, GO, 5.00%, 10/1/2027	2,260,000	2,363,525
Series 2017-1, GO, 5.00%, 4/1/2029	7,010,000	7,301,781
City of Hamilton, Limited Tax Various Purpose, GO, BAN, 4.00%, 12/17/2025	2,520,000	2,521,051
City of Huber Heights, Income Tax, Rev., BAN, 4.25%, 6/25/2026	5,750,000	5,794,763
City of Huber Heights, Various Purpose, GO, BAN, 5.00%, 6/25/2026	10,000,000	10,119,179
City of Hudson, Limited Tax, GO, BAN, 4.00%, 12/11/2026 (e)	35,300,000	35,823,061
City of North Olmsted, Various Purpose, GO, BAN, 4.00%, 6/24/2026 (f)	2,875,000	2,891,676
City of Strongsville, First Station Construction, GO, 4.00%, 12/9/2026 (e)	3,500,000	3,548,053
Cleveland Department of Public Utilities Division of Water Series 2020FF, Rev., 5.00%, 1/1/2026	80,000	80,160

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Columbus-Franklin County Finance Authority, Multi Family Housing Westerville Crossing Apartments Series 2024B, Rev., 5.00%, 12/1/2027 (c)	1,400,000	1,448,902
County of Allen Hospital Facilities Series 2017A, Rev., 5.00%, 8/1/2027	815,000	845,179
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc.
Series 2025C, Rev., VRDO, LOC : PNC Bank NA, 2.78%, 12/10/2025 (c)	17,830,000	17,830,000
Series 2017A, Rev., 5.00%, 8/1/2026	20,000	20,300
County of Cuyahoga, Convention Hotel Project
COP, 5.00%, 12/1/2025	7,490,000	7,490,000
COP, 5.00%, 12/1/2026	5,750,000	5,870,559
County of Franklin Sales Tax, Various Purpose, Rev., 5.00%, 6/1/2027	30,000	31,086
County of Hamilton Sales Tax
Rev., BAN, 5.00%, 12/1/2026 (e)	41,800,000	42,724,921
Series 2016A, Rev., 5.00%, 12/1/2029	1,480,000	1,516,044
County of Hamilton, Sales Tax
Series 2016A, Rev., 5.00%, 12/1/2025	260,000	260,000
Series 2016A, Rev., 5.00%, 12/1/2026	670,000	686,051
County of Hamilton, Trihealth, Inc. Group Project Series 2020A, Rev., 5.00%, 8/15/2027	25,000	25,858
County of Mahoning, Limited Tax Various Tax, GO, 4.00%, 10/12/2026	6,270,000	6,313,667
County of Montgomery, Dayton Children's Hospital Series 2021, Rev., 5.00%, 8/1/2026	305,000	309,087
County of Muskingum, Limited Tax, GO, 4.00%, 12/17/2025	12,000,000	12,005,844
County of Wayne, Limited Tax, GO, 3.50%, 12/18/2025	17,000,000	17,004,384
Cuyahoga Metropolitan Housing Authority, Wade Park Apartments, Rev., VRDO, FHA, 4.75%, 12/1/2025 (c)	4,930,000	4,930,000
Kings Local School District, Unlimited Tax, GO, BAN, 5.00%, 7/9/2026	4,000,000	4,053,115
Miami University Series 2017, Rev., 5.00%, 9/1/2026	25,000	25,443
Miamisburg City School District Series 2016, GO, 5.00%, 12/1/2025 (b)	390,000	390,000
Monroe Local School District
GO, BAN, 3.88%, 12/4/2025	3,000,000	3,000,254
GO, BAN, 4.00%, 12/2/2026 (e)	7,300,000	7,392,029
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2014D, Rev., 3.20%, 5/1/2026	3,000,000	2,995,678
Ohio Higher Educational Facility Commission, Case Western Reserve University Project Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.23%), 3.02%, 12/11/2025 (d)	5,500,000	5,462,116
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Series 2008-B4, Rev., VRDO, LIQ : Barclays Bank plc, 2.85%, 12/1/2025 (c)	15,000,000	15,000,000
Ohio State University (The)
Series 2023A-1, Rev., VRDO, 2.70%, 12/10/2025 (c)	30,000,000	30,000,000
Series 2020A, Rev., 5.00%, 12/1/2026	35,000	35,836
Series 2020A, Rev., 5.00%, 12/1/2027	100,000	104,763
Ohio State University (The), General Receipts Series 2021A, Rev., 5.00%, 12/1/2025	25,000	25,000
Ohio Turnpike and Infrastructure Commission
Series 2017A, Rev., 5.00%, 2/15/2026	170,000	170,769
Series 1998A, Rev., NATL - RE, 5.50%, 2/15/2026	2,825,000	2,840,648
Ohio Water Development Authority
Series 2019A, Rev., 5.00%, 6/1/2026	180,000	182,168
Series 2019A, Rev., 5.00%, 12/1/2026	30,000	30,725
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2015B, Rev., 5.00%, 12/1/2025 (b)	25,000	25,000
Series 2015B, Rev., 5.00%, 12/1/2025	25,000	25,000
Series 2015A, Rev., 5.00%, 6/1/2026	55,000	55,662

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Series 2020B, Rev., 5.00%, 12/1/2029	30,000	32,857
State of Ohio
Series 2018-1, Rev., 5.00%, 12/15/2025	25,000	25,023
Series U, GO, 5.00%, 5/1/2026	70,000	70,706
Series A, Rev., 5.00%, 6/1/2026	175,000	177,117
State of Ohio, Capital Facilities Lease Appropriation Series 2017A, Rev., 5.00%, 12/1/2025	50,000	50,000
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : US Bank NA, 2.90%, 12/1/2025 (c)	10,000,000	10,000,000
State of Ohio, Conservation Projects Series 2025A, GO, 5.00%, 9/1/2027	3,450,000	3,596,693
State of Ohio, Full Faith and Credit Highway User Receipt Series V, GO, 5.00%, 5/1/2026	100,000	101,008
State of Ohio, Higher Education Series 2025D, GO, 5.00%, 11/1/2027	12,085,000	12,647,808
State of Ohio, Infrastructure Improvement
Series 2020B, GO, 5.00%, 8/1/2026	40,000	40,648
Series 2021B, GO, 5.00%, 2/1/2027	20,000	20,568
Series 2025A, GO, 5.00%, 3/1/2029	11,500,000	12,403,088
Series 2025A, GO, 5.00%, 3/1/2030	7,500,000	8,261,551
State of Ohio, Major New Infrastructure Project Series 2018-1, Rev., 5.00%, 12/15/2029	115,000	116,399
State of Ohio, Major New State Infrastructure Project
Series 2024-1, Rev., 5.00%, 12/15/2028	1,175,000	1,258,630
Series 2024-1, Rev., 5.00%, 12/15/2029	1,605,000	1,755,415
State of Ohio, Mental Health Facilities Improvement Fund Projects
Series 2020A, Rev., 5.00%, 2/1/2026	60,000	60,238
Series 2018A, Rev., 5.00%, 6/1/2026	100,000	101,210
Series 2018A, Rev., 5.00%, 6/1/2028	75,000	79,409
State of Ohio, New Infrastructure Project
Series 2019-1, Rev., 5.00%, 12/15/2025	20,000	20,018
Series 2022-1, Rev., 5.00%, 12/15/2025	25,000	25,023
State of Ohio, State Infrastructure Project
Series 2016-1, Rev., 5.00%, 12/15/2025	50,000	50,046
Series 2016-1, Rev., 5.00%, 12/15/2026	50,000	50,614
Series 2018-1, Rev., 5.00%, 12/15/2026	20,000	20,504
Series 2021-1A, Rev., 5.00%, 12/15/2026	20,000	20,504
State of Ohio, University Hospitals Health System, Inc. Series 2016A, Rev., 5.00%, 1/15/2026	95,000	95,262
Total Ohio		347,162,603
Oklahoma — 1.0%
Canadian County Educational Facilities Authority, Mustang Public Schools Project Series 2017, Rev., 5.00%, 9/1/2027	1,045,000	1,060,569
Canadian County Independent School District No. 69 Mustang
Series 2024C, GO, 4.00%, 6/1/2026	2,565,000	2,579,403
Series 2023, GO, 4.00%, 6/1/2027	3,530,000	3,590,430
City of Oklahoma City
GO, 5.00%, 3/1/2027	4,070,000	4,188,586
Series 2016, GO, 5.00%, 3/1/2027	1,125,000	1,157,779
GO, 5.00%, 3/1/2028	50,000	52,750
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2023A, Rev., 5.00%, 6/1/2028	1,700,000	1,786,896
Grand River Dam Authority
Series 2014A, Rev., 5.00%, 6/1/2026	310,000	310,522
Series 2016A, Rev., 5.00%, 6/1/2026	170,000	171,869
Series 2016A, Rev., 5.00%, 6/1/2027	145,000	148,072

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oklahoma — continued
Series 2016A, Rev., 5.00%, 6/1/2028	55,000	56,185
Oklahoma Capitol Improvement Authority, Capitol Repair Project Series 2017B, Rev., 5.00%, 1/1/2026	70,000	70,136
Oklahoma City Water Utilities Trust Series 2016, Rev., 5.00%, 7/1/2026 (b)	20,000	20,275
Oklahoma Development Finance Authority, Health System, Integris Obligated Group Series 2020C, Rev., VRDO, 3.25%, 12/10/2025 (c)	12,610,000	12,610,000
Oklahoma Municipal Power Authority, Power Supply System Series 2021A, Rev., A.G., 5.00%, 1/1/2027	20,000	20,478
Oklahoma State University Series 2020A, Rev., 5.00%, 9/1/2027	760,000	788,482
Oklahoma Turnpike Authority, Turnpike System, Second Senior
Series 2017D, Rev., 5.00%, 1/1/2026	135,000	135,269
Series 2020A, Rev., 5.00%, 1/1/2026	20,000	20,040
Series 2017D, Rev., 5.00%, 1/1/2028	70,000	73,279
Tulsa County Independent School District No. 1 Tulsa
Series 2025A, GO, 4.00%, 4/1/2028	4,325,000	4,437,469
Series 2025A, GO, 3.50%, 4/1/2029	5,230,000	5,334,249
Series 2025A, GO, 4.00%, 4/1/2030	5,225,000	5,471,541
Tulsa County Independent School District No. 4 Bixby, GO, 5.00%, 6/1/2027	8,560,000	8,837,773
Tulsa County Industrial Authority, Broken Arrow Public School Project Series 2019A, Rev., 5.00%, 9/1/2027	170,000	176,424
Total Oklahoma		53,098,476
Oregon — 0.2%
City of Portland Sewer System Series 2019A, Rev., 5.00%, 3/1/2026	115,000	115,686
City of Portland Sewer System, Senior Lien Series 2020A, Rev., 5.00%, 3/1/2026	50,000	50,298
Clackamas County School District No. 46 Oregon Trail Series 2017, GO, 5.00%, 6/15/2029	1,500,000	1,555,863
Oregon State Facilities Authority, Reed College Project Series 2017A, Rev., 4.00%, 7/1/2027 (b)	125,000	127,646
State of Oregon, Article XI-F Project Series 2025F, GO, 5.00%, 8/1/2027	2,000,000	2,079,679
State of Oregon, Article XI-G Project Series 2025G, GO, 5.00%, 8/1/2027	5,315,000	5,526,747
State of Oregon, Article XI-M, XI-N and XI-P State Grant Program Series 2019D, GO, 5.00%, 6/1/2026	50,000	50,597
State of Oregon, Article XI-Q State Project Series 2023A, GO, 5.00%, 5/1/2026	25,000	25,248
State of Oregon, Interstate 5 Bridge Replacement Project Series 2025E, GO, 5.00%, 5/15/2027	2,645,000	2,737,126
Tri-County Metropolitan Transportation District of Oregon
Series 2017A, Rev., 5.00%, 10/1/2027	60,000	62,416
Series 2018A, Rev., 5.00%, 10/1/2028	100,000	104,751
Tri-County Metropolitan Transportation District of Oregon, Senior Lien Payroll Tax Series 2017A, Rev., 5.00%, 9/1/2026 (b)	960,000	977,338
Total Oregon		13,413,395
Pennsylvania — 5.1%
Allegheny County Higher Education Building Authority, Robert Morris University
Rev., 5.00%, 10/15/2026 (b)	1,115,000	1,136,494
Rev., 5.00%, 10/15/2027 (b)	4,670,000	4,862,985
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2016, Rev., 5.00%, 3/1/2027	70,000	70,336
Allegheny County Hospital Development Authority, Pittsburgh Medical Center Series 2019A, Rev., 5.00%, 7/15/2026	110,000	111,444
Allegheny County Sanitary Authority, Sewer Series 2016, Rev., A.G., 5.00%, 12/1/2025	60,000	60,000
Central Dauphin School District Series 2016, GO, 5.00%, 2/1/2026	25,000	25,077
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020A, Rev., 5.00%, 9/1/2026	50,000	50,803
City of Philadelphia
Series 2021A, GO, 5.00%, 5/1/2026	200,000	201,890
Series 2017A, GO, 5.00%, 8/1/2026	85,000	86,291

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series 2025C, GO, 5.00%, 8/1/2027	3,060,000	3,176,258
Series 2019B, GO, 5.00%, 2/1/2028	150,000	157,557
Series 2021A, GO, 5.00%, 5/1/2028	90,000	95,007
Series 2025C, GO, 5.00%, 8/1/2030	5,425,000	5,981,895
City of Philadelphia Water and Wastewater
Series 2014A, Rev., 5.00%, 7/1/2026	2,710,000	2,714,274
Series 2019A, GO, 5.00%, 8/1/2026	195,000	197,961
Commonwealth Financing Authority Series 2019B, Rev., 5.00%, 6/1/2027	155,000	160,007
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2026	890,000	900,415
Rev., 5.00%, 6/1/2027	1,350,000	1,393,043
Rev., 5.00%, 6/1/2028	2,795,000	2,940,008
Rev., 5.00%, 6/1/2029	5,440,000	5,720,869
Rev., 5.00%, 6/1/2030	3,445,000	3,622,605
Commonwealth of Pennsylvania
Series 2015, GO, A.G., 5.00%, 8/15/2026	675,000	676,176
GO, 5.00%, 9/15/2026	20,000	20,380
Series 1ST, GO, 5.00%, 9/15/2026	20,000	20,380
GO, 5.00%, 1/1/2027	1,105,000	1,133,899
Series 2018A, COP, 5.00%, 7/1/2027	50,000	51,759
Series 2016, GO, 5.00%, 9/15/2027	1,325,000	1,348,593
Series 2018A, COP, 5.00%, 7/1/2028	440,000	460,148
Series 2025A, GO, 5.00%, 8/15/2028	18,000,000	19,137,987
Series 2025B, GO, 5.00%, 8/15/2028	6,250,000	6,645,134
County of Allegheny
Series C-75, GO, 5.00%, 11/1/2027	340,000	346,975
Series C-75, GO, 5.00%, 11/1/2028	5,475,000	5,582,106
County of Bucks Series 2017, GO, 5.00%, 6/1/2026	40,000	40,492
County of Luzerne
GO, A.G., 5.00%, 6/15/2026	3,000,000	3,036,171
GO, A.G., 5.00%, 6/15/2027	2,100,000	2,169,559
GO, A.G., 5.00%, 6/15/2028	3,500,000	3,694,706
Delaware County Authority, Cabrini University Rev., 5.00%, 7/1/2027 (b)	2,800,000	2,891,372
Delaware County Industrial Development Authority, United Parcel Service Project, Rev., VRDO, 2.85%, 12/1/2025 (c)	40,000,000	40,000,000
Delaware Valley Regional Finance Authority, Local Government Series 2024B, Rev., VRDO, LOC : TD Bank NA, 2.85%, 12/1/2025 (c)	30,000,000	30,000,000
Garnet Valley School District Series 2017, GO, 4.00%, 4/1/2027	135,000	135,122
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (c)	13,940,000	14,144,125
Series 2020C, Rev., 5.00%, 4/1/2030 (c)	2,490,000	2,662,188
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2025A, Rev., 5.00%, 6/1/2029	3,400,000	3,646,114
Monroeville Finance Authority, University of Pittsburg Medical Center, Rev., 5.00%, 2/15/2026	160,000	160,681
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Rev., 5.00%, 3/15/2026	255,000	256,534
Series 2017A, Rev., 5.00%, 11/15/2026	25,000	25,506
Series 2016, Rev., 5.00%, 3/15/2027	20,000	20,312

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Series 2021A, Rev., AMT, 4.00%, 7/1/2026 (c)	13,000,000	13,012,247
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project
Rev., AMT, 3.40%, 2/2/2026 (c)	6,000,000	6,001,628
Series 2017A, Rev., AMT, 3.88%, 8/3/2026 (c)	5,100,000	5,111,872
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System Series 2019, Rev., 5.00%, 8/15/2028	30,000	31,787
Pennsylvania Higher Educational Facilities Authority, University Of Pennsylvania Health System Series 2016A, Rev., 5.00%, 8/15/2027	75,000	76,237
Pennsylvania Infrastructure Investment Authority, FED Clean water Drining Water, Rev., 5.00%, 1/15/2026	75,000	75,219
Pennsylvania Turnpike Commission
Series 2015B, Rev., 5.00%, 12/1/2025	5,110,000	5,110,000
Series 2016, Rev., 5.00%, 12/1/2025	100,000	100,000
Series 2019, Rev., 5.00%, 12/1/2025	2,765,000	2,765,000
Series A-2, Rev., 5.00%, 12/1/2025	2,740,000	2,740,000
Rev., VRDO, LOC : TD Bank NA, 2.81%, 12/10/2025 (c)	38,000,000	38,000,000
Series B-2, Rev., 5.00%, 6/1/2026	275,000	278,175
Series 2016B, Rev., 5.00%, 6/1/2027	20,000	20,222
Series 2016A-1, Rev., 5.00%, 12/1/2027	150,000	151,789
Series 2016A-3, Rev., 5.00%, 12/1/2027	145,000	148,235
Series B-2, Rev., 5.00%, 6/1/2028	30,000	31,002
Series 2016A-1, Rev., 5.00%, 12/1/2028	50,000	50,597
Series 2021A, Rev., 5.00%, 12/1/2028	40,000	42,836
Series 2024A, Rev., 5.00%, 12/1/2028	20,000	21,418
Rev., 5.00%, 12/1/2029	75,000	79,973
Series 2017, Rev., 5.00%, 12/1/2029	465,000	486,015
Series 2017-2, Rev., 5.00%, 12/1/2029	25,000	26,115
Pennsylvania Turnpike Commission Oil Franchise Tax
Series A, Rev., 5.00%, 12/1/2027	125,000	127,963
Series B, Rev., 5.00%, 12/1/2028	20,000	20,451
Series A, Rev., 5.00%, 12/1/2029	500,000	511,797
Series B, Rev., 5.00%, 12/1/2029	20,000	20,454
Pennsylvania Turnpike Commission Registration Fee Series 2005A, Rev., A.G., 5.25%, 7/15/2027	20,000	20,845
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017, Rev., 5.00%, 12/1/2028	170,000	177,695
Pennsylvania Turnpike Commission, Subordinate Series A-2, Rev., 5.00%, 6/1/2027	5,530,000	5,591,497
Peters Township School District Washington County, GO, 5.00%, 1/15/2026	20,000	20,053
Philadelphia Authority for Industrial Development
Series B-2, Rev., VRDO, LOC : TD Bank NA, 2.81%, 12/10/2025 (c)	16,600,000	16,600,000
Series 2019, Rev., 5.00%, 10/1/2026	205,000	208,727
Series 2019, Rev., 5.00%, 10/1/2027	305,000	317,798
Series 2019, Rev., 5.00%, 10/1/2028	50,000	53,181
Series 2019, Rev., 5.00%, 10/1/2029	400,000	433,340
Philadelphia Authority for Industrial Development, Culture and Commercial Corridor Program Series 2016A, Rev., 5.00%, 12/1/2025	7,465,000	7,465,000
Philadelphia Authority for Industrial Development, University Square Apartments Projects Based Section 8, Class III, Rev., 5.25%, 12/1/2026 (b) (f)	2,700,000	2,759,698
Philadelphia Gas Works Co., 1998 General Ordinance
Series 14TH, Rev., 5.00%, 10/1/2026	175,000	178,167

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series 14TH, Rev., 5.00%, 10/1/2028	190,000	193,332
Series 14TH, Rev., 5.00%, 10/1/2029	120,000	122,115
Pittsburgh Water and Sewer Authority Series 2017A, Rev., A.G., 5.00%, 9/1/2026	1,500,000	1,525,976
School District of Philadelphia (The)
Series F, GO, 5.00%, 9/1/2026	350,000	356,011
Series F, GO, 5.00%, 9/1/2027	50,000	50,820
Series F, GO, 5.00%, 9/1/2028	50,000	50,681
Series F, GO, 5.00%, 9/1/2029	30,000	30,395
Southeastern Pennsylvania Transportation Authority
Series 2017, Rev., 5.00%, 3/1/2026	250,000	251,430
Rev., 5.00%, 6/1/2026	150,000	151,739
Series 2020, Rev., 5.00%, 6/1/2026	240,000	242,782
Series 2020, Rev., 5.00%, 6/1/2028	30,000	31,652
Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Series 2017, Rev., 5.00%, 6/1/2026	70,000	70,811
State Public School Building Authority, The School District of the City of Harrisburg Project Series 2016A, Rev., A.G., 4.00%, 12/1/2026 (b)	15,000	15,215
Total Pennsylvania		283,931,630
Rhode Island — 0.5%
Rhode Island Commerce Corp., Department of Transportation
Series 2020A, Rev., 5.00%, 5/15/2026	25,000	25,245
Series 2016B, Rev., 5.00%, 6/15/2026	410,000	414,769
Series 2016B, Rev., 5.00%, 6/15/2027	435,000	439,904
Series 2016B, Rev., 5.00%, 6/15/2028	160,000	161,611
Series 2016B, Rev., 5.00%, 6/15/2029	1,110,000	1,121,470
State of Rhode Island Series 2019E, GO, 5.00%, 1/15/2026	20,000	20,059
Town of South Kingstown Series 2025-1, GO, BAN, 4.00%, 6/25/2026	25,000,000	25,190,190
Total Rhode Island		27,373,248
South Carolina — 1.4%
City of Columbia Waterworks and Sewer System Series 2016B, Rev., 5.00%, 2/1/2026	500,000	502,015
County Square Redevelopment Corp., Greenville South Carolina Project, Rev., 5.00%, 4/1/2030	8,700,000	9,593,561
Fort Mill School District No. 4 Series 2025A, GO, SCSDE, 4.25%, 3/2/2026	9,865,000	9,898,823
Greenville County School District Series 2023, Rev., 5.00%, 12/1/2025	1,325,000	1,325,000
Lexington County Health Services District, Inc., Lexmed Obligated Group Series 2017, Rev., 5.00%, 11/1/2027	25,000	25,988
Parker Sewer and Fire Subdistrict, South Carolina Sewer System, Rev., 4.00%, 4/1/2027 (b)	240,000	243,953
Piedmont Municipal Power Agency
Series 2015A, Rev., 5.00%, 1/1/2026	1,700,000	1,702,832
Series 2021B, Rev., 5.00%, 1/1/2027	915,000	936,842
SCAGO Educational Facilities Corp. for Pickens School District
Series 2015, Rev., 5.00%, 12/1/2025 (b)	1,190,000	1,190,000
Rev., 5.00%, 12/17/2025	85,000	85,085
Series 2015, Rev., 5.00%, 12/17/2025	2,385,000	2,387,385
South Carolina Jobs-Economic Development Authority, Rev., 5.00%, 8/15/2026 (b) (f)	475,000	481,722
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Series 2025B-1, Rev., 5.00%, 11/1/2030 (c)	7,000,000	7,648,787
South Carolina Jobs-Economic Development Authority, Custodial Receipts CR 086, Rev., 5.00%, 8/15/2026 (b) (f)	2,380,000	2,413,680
South Carolina Jobs-Economic Development Authority, Enerra South Carolina Project Series 2024, Rev., AMT, 3.70%, 12/1/2026 (c) (f)	4,000,000	3,998,394

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Carolina — continued
South Carolina Public Service Authority
Series 2016A, Rev., 5.00%, 12/1/2027	25,000	25,265
Series 2016A, Rev., 5.00%, 12/1/2029	330,000	333,528
South Carolina Public Service Authority, Santee Cooper
Series 2022A, Rev., 5.00%, 12/1/2026	465,000	475,222
Series 2022B, Rev., A.G. - CR, 4.00%, 12/1/2029	3,500,000	3,645,559
South Carolina Transportation Infrastructure Bank Series 2021B, Rev., 5.00%, 10/1/2027	25,000	26,091
Spartanburg County School District No. 7, GO, BAN, SCSDE, 4.00%, 10/15/2026	31,000,000	31,384,093
State of South Carolina Series 2017A, GO, 5.00%, 4/1/2026	75,000	75,610
Total South Carolina		78,399,435
South Dakota — 0.0% ^
Sioux Falls School District No. 49-5 Series 2018A, GO, 4.00%, 8/17/2026 (b)	20,000	20,174
South Dakota Conservancy District Series 2017B, Rev., 5.00%, 8/1/2030	1,260,000	1,308,672
Total South Dakota		1,328,846
Tennessee — 0.3%
City of Chattanooga Electric, Rev., 5.00%, 9/1/2028	7,835,000	8,351,438
City of Clarksville Series 2016, Rev., 5.00%, 2/1/2026 (b)	230,000	230,888
City of Memphis Electric System Series 2016, Rev., 5.00%, 12/1/2029	2,165,000	2,210,732
City of Memphis Gas System Series 2016, Rev., 5.00%, 12/1/2029	2,185,000	2,231,155
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (b)	1,500,000	1,665,698
Memphis-Shelby County Industrial Development Board Series 2017B, Rev., 5.00%, 11/1/2026	120,000	122,490
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Northview Project Series 2023B, Rev., 3.60%, 2/1/2028 (c)	1,500,000	1,517,088
Metropolitan Government of Nashville and Davidson County
GO, 4.75%, 7/1/2026	30,000	30,385
Series 2016, GO, 5.00%, 1/1/2027	30,000	30,398
Rutherford County Health and Educational Facilities Board, Ascension Senior Credit Group Series 2025B1, Rev., 5.00%, 11/15/2030 (c) (e)	1,875,000	2,049,539
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2026	500,000	505,358
Tennessee State School Bond Authority, Higher Educational Facilities Second Program Series 2015B, Rev., 5.00%, 11/1/2026	30,000	30,051
Total Tennessee		18,975,220
Texas — 9.8%
Alamo Community College District, Maintenance Tax, GO, 5.00%, 2/15/2026	275,000	276,345
Alamo Regional Mobility Authority, Junior Lien Vehicle Registration Fee, Rev., 5.00%, 6/15/2026	1,245,000	1,249,691
Allen Independent School District Series 2025A, GO, PSF-GTD, 5.00%, 2/15/2027 (e)	8,000,000	8,227,893
Arlington Housing Finance Corp., Multi Family Housing 6900 Matlock Road Series 2023, Rev., 4.50%, 4/1/2027 (c)	65,000	65,298
Austin Community College District Public Facility Corp., Round Rock Campus Series 2015, Rev., 5.00%, 8/1/2026	95,000	95,151
Board of Regents of the University of Texas System
Series 2016D, Rev., 5.00%, 8/15/2026	40,000	40,680
Series 2019A, Rev., 5.00%, 8/15/2028	65,000	69,152
Series 2020C, Rev., 5.00%, 8/15/2028	80,000	85,131
Central Texas Regional Mobility Authority, Subordinate Lien Series 2021C, Rev., BAN, 5.00%, 1/1/2027	2,170,000	2,174,541
City of Austin Electric Utility Series 2015A, Rev., 5.00%, 1/2/2026	225,000	225,427
City of Austin Water and Wastewater System
Rev., 5.00%, 11/15/2026	375,000	383,390

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2024, Rev., 5.00%, 11/15/2027	180,000	188,223
Series 2024, Rev., 5.00%, 11/15/2028	1,500,000	1,602,580
Rev., 5.00%, 11/15/2029	250,000	272,168
City of Austin, Airport System Series 2017A, Rev., 5.00%, 11/15/2027	255,000	260,217
City of Dallas
Series 2023A, GO, 5.00%, 2/15/2026	365,000	366,778
Series 2023A, GO, 5.00%, 2/15/2027	60,000	61,742
Series 2023A, GO, 5.00%, 2/15/2029	20,000	21,474
City of Dallas Waterworks and Sewer System
Series 2015A, Rev., 5.00%, 10/1/2027	2,260,000	2,263,824
Series 2015A, Rev., 5.00%, 10/1/2028	180,000	180,290
City of Dallas Waterworks Sewer System Series 2016A, Rev., 5.00%, 10/1/2030	1,000,000	1,018,204
City of Denton, Utility System
Series 2017, Rev., 5.00%, 12/1/2027	115,000	117,687
Series 2017, Rev., 5.00%, 12/1/2029	70,000	71,594
City of El Paso Series 2020A, GO, 5.00%, 8/15/2029	20,000	21,614
City of El Paso Water and Sewer Series 2019A, Rev., 5.00%, 3/1/2029	1,205,000	1,265,817
City of Fort Worth
GO, 5.00%, 3/1/2027	1,210,000	1,245,512
GO, 5.00%, 3/1/2028 (e)	1,610,000	1,690,090
GO, 5.00%, 3/1/2029 (e)	7,845,000	8,398,808
GO, 5.00%, 3/1/2030	25,000	27,276
City of Frisco Series 2025C, GO, 5.00%, 2/15/2027	2,680,000	2,758,779
City of Houston
Series 2016A, GO, 5.00%, 3/1/2026	100,000	100,586
Rev., TRAN, 5.00%, 6/30/2026	23,300,000	23,631,666
Series 2016A, GO, 5.00%, 3/1/2027	2,190,000	2,202,185
Series 2016A, GO, 5.00%, 3/1/2028	595,000	598,358
Series 2019A, GO, 5.00%, 3/1/2028	65,000	68,385
Series 2021A, GO, 5.00%, 3/1/2028	20,000	21,042
Series 2017A, GO, 5.00%, 3/1/2029	2,680,000	2,757,797
City of Houston Airport System, Subordinate Lien
Series 2018B, Rev., 5.00%, 7/1/2026	225,000	227,964
Series 2018B, Rev., 5.00%, 7/1/2027	25,000	25,915
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2025B, Rev., AMT, 5.25%, 7/15/2026 (e)	3,000,000	3,025,521
Series 2025B, Rev., AMT, 5.25%, 7/15/2027 (e)	2,625,000	2,682,076
Series 2025B, Rev., AMT, 5.25%, 7/15/2028 (e)	2,295,000	2,374,284
City of Houston Combined Utility System
Series 1998A, Rev., A.G., Zero Coupon, 12/1/2025 (b)	7,510,000	7,510,000
Series 2018D, Rev., 5.00%, 11/15/2026	500,000	511,378
Series 2017B, Rev., 5.00%, 11/15/2027	135,000	141,273
City of Houston Combined Utility System, First Lien Series 2024A, Rev., 5.00%, 11/15/2026	1,000,000	1,022,756
City of Houston, Airport System, Subordinate Lien
Series 2018D, Rev., 5.00%, 7/1/2026	300,000	303,952
Series 2020B, Rev., 5.00%, 7/1/2026	125,000	126,647
Series 2020B, Rev., 5.00%, 7/1/2027	50,000	51,831
Series 2023B, Rev., A.G., 5.00%, 7/1/2028	35,000	37,066

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Houston, Combined Utility System, First Lien
Series 2018C, Rev., VRDO, LIQ : Bank of America NA, 2.80%, 12/10/2025 (c)	40,000,000	40,000,000
Series 2018D, Rev., 5.00%, 11/15/2030	2,675,000	2,856,601
City of Houston, Public Improvement Series 2021A, GO, 5.00%, 3/1/2026	295,000	296,729
City of Lubbock
Series 2016, GO, 5.00%, 2/15/2026	130,000	130,609
Series 2018, GO, 5.00%, 2/15/2026	500,000	502,342
City of Lubbock, Electric Light and Power System Series 2021, Rev., 5.00%, 4/15/2028	35,000	36,870
City of Rowlett Series 2019, GO, 5.00%, 2/15/2026	30,000	30,141
City of San Antonio
GO, 5.00%, 2/1/2027	355,000	365,224
Series 2024, GO, 5.00%, 2/1/2027	100,000	102,880
Series 2016, GO, 5.00%, 2/1/2028	105,000	106,609
GO, 5.00%, 8/1/2029	1,035,000	1,123,352
City of San Antonio Electric and Gas Systems
Series 2025B, Rev., 5.00%, 2/1/2027	9,480,000	9,728,713
Series 2025B, Rev., 5.00%, 2/1/2029	4,000,000	4,302,522
Rev., 5.00%, 2/1/2030	2,000,000	2,028,711
City of San Antonio, Combination Tax, GO, 5.00%, 2/1/2028	1,000,000	1,051,698
City of San Antonio, Drainage Utility System, Rev., 5.00%, 2/1/2027	50,000	50,086
City of San Antonio, Electric and Gas Systems
Series 2015, Rev., 5.00%, 2/1/2026	445,000	446,633
Series 2016, Rev., 5.00%, 2/1/2028	1,270,000	1,288,944
Series 2024D, Rev., 5.00%, 2/1/2029	1,500,000	1,613,446
City of San Antonio, General Improvement Series 2019, GO, 5.00%, 8/1/2029	90,000	97,683
Clifton Higher Education Finance Corp., Idea Public Schools
Rev., PSF-GTD, 5.00%, 8/15/2027	1,650,000	1,712,375
Rev., PSF-GTD, 5.00%, 8/15/2028	1,850,000	1,955,073
Collin County Community College District
Series 2018, GO, 5.00%, 8/15/2026	1,015,000	1,031,902
Series 2020A, GO, 5.00%, 8/15/2028	50,000	53,068
Colorado River Municipal Water District
Series 2017, Rev., 5.00%, 1/1/2027	50,000	51,230
Series 2017, Rev., 5.00%, 1/1/2029	20,000	20,892
Comal Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/1/2027	6,580,000	6,761,828
GO, PSF-GTD, 5.00%, 2/1/2028	12,170,000	12,775,482
GO, PSF-GTD, 5.00%, 2/1/2029	3,390,000	3,628,319
County of Bastrop, Combination Tax, GO, 5.00%, 8/1/2026	500,000	507,648
County of Bexar
GO, 5.00%, 6/15/2026	1,030,000	1,043,123
Series 2017, GO, 5.00%, 6/15/2026 (b)	245,000	248,042
Series A, GO, 5.00%, 6/15/2026 (b)	20,000	20,248
County of Bexar, Limited Tax
Series 2017, GO, 5.00%, 6/15/2026 (b)	270,000	273,352
Series 2017, GO, 5.00%, 6/15/2027	3,025,000	3,060,826
County of Denton, Permanent Improvement, GO, 5.00%, 7/15/2027	20,000	20,286
County of Fort Bend Series B, GO, 5.00%, 3/1/2026	150,000	150,879

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
County of Fort Bend, Unlimited Tax
Series A, GO, 5.00%, 3/1/2026	70,000	70,414
Series B, GO, 5.00%, 3/1/2028	25,000	25,144
County of Harris
Series 2022A, GO, 5.00%, 10/1/2026	150,000	152,998
Series 2022A, GO, 5.00%, 8/15/2029	1,655,000	1,792,226
County of Harris Toll Road, First Lien Series 2021, Rev., 5.00%, 8/15/2026	35,000	35,592
County of Harris, First Lien Series 2024A, Rev., 5.00%, 8/15/2026	325,000	330,492
County of Harris, Senior Lien
Series 2015B, Rev., 5.00%, 1/5/2026	90,000	90,187
Series 2015B, Rev., 5.00%, 8/15/2026	60,000	60,105
Series 2016A, Rev., 5.00%, 8/15/2027	310,000	314,797
County of Harris, Toll Road, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2028	40,000	40,634
County of Hays Series 2017, GO, 5.00%, 2/15/2028	115,000	118,307
County of Montgomery
Series 2014A, GO, 5.00%, 12/19/2025	1,410,000	1,411,550
Series 2025A, GO, 5.00%, 3/1/2026 (e)	2,445,000	2,456,711
Series 2025A, GO, 5.00%, 3/1/2027 (e)	4,500,000	4,624,995
Series 2025A, GO, 5.00%, 3/1/2028 (e)	8,000,000	8,401,129
Series 2025A, GO, 5.00%, 3/1/2029 (e)	3,735,000	4,005,247
County of Travis Series 2019A, GO, 5.00%, 3/1/2026	70,000	70,417
County of Williamson Series 2015A, GO, 4.00%, 2/15/2026	2,000,000	2,001,758
County of Williamson, Limited Tax, GO, 5.00%, 2/15/2030	210,000	229,704
Cypress-Fairbanks Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2029	11,000,000	11,803,499
Series 2023A, GO, PSF-GTD, 5.00%, 2/15/2030	5,560,000	6,093,307
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Series 2016A, Rev., 5.00%, 12/1/2025 (b)	600,000	600,000
Series 2019, Rev., 5.00%, 12/1/2025	260,000	260,000
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	475,000	496,759
Dallas Fort Worth International Airport
Series 2020A, Rev., 5.00%, 11/1/2026	30,000	30,631
Series 2023B, Rev., 5.00%, 11/1/2026	1,600,000	1,633,666
Series 2022B, Rev., 5.00%, 11/1/2027	35,000	36,550
Series 2023B, Rev., 5.00%, 11/1/2027	1,500,000	1,566,440
Series 2020A, Rev., 5.00%, 11/1/2028	75,000	79,988
Series 2020B, Rev., 5.00%, 11/1/2028	75,000	79,988
Series 2023B, Rev., 5.00%, 11/1/2028	1,025,000	1,093,170
Series 2025A-1, Rev., AMT, 5.00%, 11/1/2028	4,000,000	4,222,188
Series 2025A-1, Rev., AMT, 5.00%, 11/1/2029	5,000,000	5,368,880
Series 2025A-1, Rev., AMT, 5.00%, 11/1/2030	10,000,000	10,886,933
Deutsche Intermediate Tax-Free Fund
Series 2016A, Rev., 5.00%, 5/15/2026	105,000	106,153
Series 2017B, Rev., 5.00%, 11/15/2028	45,000	47,054
Series 2016B, Rev., 5.00%, 11/15/2029	2,130,000	2,175,551
Deutsche Intermediate Tax-Free Fund, First Lien Series 2015D, Rev., 5.00%, 11/15/2026	25,000	25,045
Fort Worth Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2027	7,500,000	7,714,135

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Frisco Independent School District, Unlimited Tax
GO, PSF-GTD, 4.00%, 12/1/2025	10,000,000	10,000,000
Series 2025B, GO, PSF-GTD, 5.00%, 2/15/2026	3,675,000	3,692,596
Series 2017, GO, PSF-GTD, 4.00%, 8/15/2028	5,000,000	5,067,861
Harris County Cultural Education Facilities Finance Corp., Children's Hospital Series 2015-1, Rev., 5.00%, 10/1/2026	1,850,000	1,851,793
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2019B-3, Rev., 5.00%, 12/1/2026 (c)	2,970,000	3,031,297
Series 2020C-3, Rev., 5.00%, 12/1/2026 (c)	3,050,000	3,112,948
Series 2024C, Rev., 5.00%, 7/1/2029 (c)	10,000,000	10,630,498
Series 2019A, Rev., 5.00%, 12/1/2029	90,000	97,513
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital Series 2015-1, Rev., 5.00%, 10/1/2029	40,000	40,035
Harris County Health Facilities Development Corp., Sisters of Charity of the Incarnate Word Series 1997B, Rev., 5.75%, 7/1/2027 (b)	3,170,000	3,254,708
Houston City College, Rev., 5.00%, 4/15/2027	1,415,000	1,426,495
Houston Independent School District, Limited Tax Series 2025B, GO, PSF-GTD, 5.00%, 2/15/2027	6,750,000	6,950,048
Lewisville Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/15/2026	2,600,000	2,643,387
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	925,000	940,436
Series 2016A, GO, PSF-GTD, 4.00%, 8/15/2027	100,000	100,084
GO, PSF-GTD, 5.00%, 8/15/2031	1,625,000	1,721,634
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2019A, Rev., 5.00%, 5/15/2026	175,000	176,865
Series 2022, Rev., 5.00%, 5/15/2026	80,000	80,853
Series 2020, Rev., 5.00%, 5/15/2027	20,000	20,684
Series 2022, Rev., 5.00%, 5/15/2027	20,000	20,684
Rev., 5.00%, 5/15/2028	1,095,000	1,105,386
Series 2019, Rev., 5.00%, 5/15/2028	185,000	194,959
Series 2022, Rev., 5.00%, 5/15/2028	50,000	52,692
Series 2023, Rev., A.G., 5.00%, 5/15/2028	80,000	84,502
Series 2021, Rev., 5.00%, 5/15/2029	20,000	21,468
Series 2023, Rev., A.G., 5.00%, 5/15/2029	100,000	107,682
McKinney Independent School District, Unlimited Tax Series 2022, GO, PSF-GTD, 5.00%, 2/15/2026	185,000	185,886
Metropolitan Transit Authority of Harris County Sales and Use Tax
Series 2018, Rev., 5.00%, 11/1/2026	575,000	588,021
Series A, Rev., 5.00%, 11/1/2026	125,000	127,831
Rev., 5.00%, 11/1/2029	1,000,000	1,067,422
Mission Economic Development Corp., Republic Services, Inc., Project Series 2020A, Rev., AMT, 3.45%, 2/2/2026 (c)	5,200,000	5,201,409
Mission Economic Development Corp., Waste Management, Inc. Project Series 2020B, Rev., AMT, VRDO, 3.80%, 3/2/2026 (c)	1,875,000	1,875,000
New Hope Cultural Education Facilities Finance Corp., Student Housing Texas A&M University Series 2017A, Rev., 5.00%, 4/1/2027 (b)	25,000	25,807
North East Texas Regional Mobility Authority, Subordinate Lien Series B, Rev., 5.00%, 1/1/2026	1,160,000	1,162,129
North Harris County Regional Water Authority, Senior Lien
Series 2016, Rev., 5.00%, 12/15/2027	110,000	112,577
Series 2016, Rev., 5.00%, 12/15/2028	695,000	711,018
Series 2016, Rev., 5.00%, 12/15/2029	35,000	35,798
North Texas Municipal Water District Water System
Rev., 5.00%, 9/1/2026	50,000	50,887

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2021A, Rev., 5.00%, 9/1/2029	25,000	27,133
North Texas Tollway Authority Series 2016A, Rev., 5.00%, 1/1/2026	1,535,000	1,537,948
North Texas Tollway Authority, First Tier
Series 2016A, Rev., 5.00%, 1/1/2026	5,260,000	5,270,101
Series 2020A, Rev., 5.00%, 1/1/2026	150,000	150,298
Series 2022A, Rev., 5.00%, 1/1/2026	145,000	145,288
Series 2023A, Rev., 5.00%, 1/1/2026	150,000	150,298
Series 2025A, Rev., 5.00%, 1/1/2027	1,750,000	1,796,260
Series 2019A, Rev., 5.00%, 1/1/2028	50,000	52,403
Series A, Rev., 5.00%, 1/1/2028	55,000	55,077
Series 2024A, Rev., 5.00%, 1/1/2029	4,635,000	4,958,138
North Texas Tollway Authority, Second Tier
Series B, Rev., 5.00%, 1/1/2026	260,000	260,437
Series 2019B, Rev., 5.00%, 1/1/2027	235,000	240,983
Series B, Rev., 5.00%, 1/1/2027	100,000	100,184
Series 2019B, Rev., 5.00%, 1/1/2028	50,000	52,383
Series B, Rev., 5.00%, 1/1/2028	3,265,000	3,269,404
Series 2019B, Rev., 5.00%, 1/1/2029	405,000	432,987
Series B, Rev., 5.00%, 1/1/2029	6,260,000	6,268,251
Series 2024B, Rev., 5.00%, 1/1/2030	2,000,000	2,177,303
Series B, Rev., 5.00%, 1/1/2030	1,910,000	1,912,481
Northwest Independent School District, Unlimited Tax Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2026 (b)	600,000	602,859
Nueces River Authority Series 2015, Rev., 5.00%, 7/15/2027	20,000	20,033
Pasadena Independent School District Series 2023B, GO, 5.00%, 2/15/2027	1,550,000	1,594,255
Pflugerville Independent School District Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2026	25,000	25,125
Plano Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2027	5,500,000	5,663,665
GO, PSF-GTD, 5.00%, 2/15/2028	9,000,000	9,443,808
GO, PSF-GTD, 5.00%, 2/15/2029	2,700,000	2,892,061
Robstown Independent School District, Unlimited Tax Series 2016, GO, PSF-GTD, 4.00%, 2/15/2026	305,000	305,268
Round Rock Independent School District Series 2016, GO, PSF-GTD, 5.00%, 8/1/2026 (b)	30,000	30,451
San Antonio Public Facilities Corp., Convention Center Facility Project Series 2022, Rev., 5.00%, 9/15/2028	50,000	52,800
San Antonio Water System, Junior Lien
Series 2016C, Rev., 5.00%, 5/15/2026	100,000	101,098
Series 2020A, Rev., 5.00%, 5/15/2026	35,000	35,384
Series 2020A, Rev., 5.00%, 5/15/2028	25,000	26,487
Series 2021A, Rev., 5.00%, 5/15/2028	40,000	42,378
Series 2020A, Rev., 5.00%, 5/15/2029	30,000	32,439
San Antonio Water System, Subordinate Lien Series 2024A, Rev., VRDO, LIQ : Truist Bank, 2.90%, 12/1/2025 (c)	33,300,000	33,300,000
Socorro Independent School District, Unlimited Tax Series B, GO, PSF-GTD, 5.00%, 8/15/2030	1,045,000	1,084,253
Spring Independent School District, Unlimited Tax
Series 2017A, GO, 5.00%, 8/15/2028	40,000	40,611
Series 2024B, GO, 5.00%, 8/15/2029	500,000	540,172
State of Texas, College Student Loan Series 2013B, GO, AMT, 4.13%, 8/1/2030	2,350,000	2,351,356
State of Texas, Public Finance Authority
Series A, GO, 5.00%, 10/1/2026	35,000	35,712
Series 2017A, GO, 5.00%, 10/1/2027	2,070,000	2,162,580

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
State of Texas, Transportation Commission Mobility Fund
Series 2024, GO, 5.00%, 10/1/2027	3,525,000	3,682,655
Series 2024, GO, 5.00%, 10/1/2028	5,140,000	5,488,756
GO, 5.00%, 10/1/2030	1,845,000	2,050,883
State of Texas, Veterans
Series 2011C, GO, VRDO, LIQ : FHLB, 2.73%, 12/10/2025 (c)	2,675,000	2,675,000
Series 2013A, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.80%, 12/10/2025 (c)	8,815,000	8,815,000
Series 2015A, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.80%, 12/10/2025 (c)	14,350,000	14,350,000
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (c)	1,700,000	1,841,684
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025B, Rev., 5.00%, 11/15/2029 (c)	19,650,000	21,103,436
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project Series 2008-A, Rev., VRDO, LOC : TD Bank NA, 2.80%, 12/1/2025 (c)	25,000,000	25,000,000
Texas A&M University, Financing System Series 2017C, Rev., 5.00%, 5/15/2028	80,000	82,685
Texas Department of Transportation State Highway Fund, First Tier Series 2016B, Rev., 0.56%, 4/1/2026	10,135,000	10,022,184
Texas Home Collaborative, 1518 Apartments Series 2023, Rev., 5.00%, 10/1/2026 (c)	4,025,000	4,057,375
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Series 2023A, Rev., 5.50%, 1/1/2030 (c)	21,550,000	23,078,606
Texas State Technical College Series 2022A, Rev., A.G., 5.00%, 8/1/2028	135,000	142,856
Texas State University System Series A, Rev., 5.00%, 3/15/2026	180,000	180,539
Texas Transportation Commission Series 2024, GO, 5.00%, 4/1/2026	90,000	90,732
Texas Water Development Board
Series A, Rev., 5.00%, 4/15/2027	115,000	115,215
Series A, Rev., 5.00%, 10/15/2027	20,000	20,038
Texas Water Development Board, State Revolving Fund
Rev., 5.00%, 8/1/2026	100,000	101,586
Rev., 5.00%, 8/1/2027	85,000	88,372
Series 2018, Rev., 5.00%, 8/1/2028	30,000	31,152
Series 2019, Rev., 5.00%, 8/1/2028	75,000	79,855
Texas Water Development Board, State Water Implementation Fund
Series 2016, Rev., 5.00%, 4/15/2026	55,000	55,484
Series 2019A, Rev., 5.00%, 4/15/2026	60,000	60,528
Series A, Rev., 5.00%, 4/15/2026	70,000	70,129
Series A, Rev., 5.00%, 10/15/2026	765,000	766,422
Series 2018B, Rev., 5.00%, 10/15/2027	295,000	308,143
Series 2023A, Rev., 5.00%, 10/15/2029	40,000	43,613
Trinity River Authority Central Regional Wastewater System
Series 2017, Rev., 5.00%, 8/1/2027	2,000,000	2,078,214
Series 2021, Rev., 5.00%, 8/1/2028	70,000	74,382
Trinity River Authority, Central Regional Wastewater System Series 2017, Rev., 5.00%, 8/1/2029	190,000	197,405
University of Houston
Series 2016A, Rev., 4.00%, 2/15/2027	75,000	75,080
Series 2017C, Rev., 5.00%, 2/15/2028	25,000	25,122
Series 2020A, Rev., 5.00%, 2/15/2028	30,000	31,495
Series 2017A, Rev., 5.00%, 2/15/2030	2,115,000	2,125,083
Via Metropolitan Transit, Rev., 5.00%, 7/15/2026	45,000	45,653
Total Texas		548,039,175

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Utah — 0.3%
City of Salt Lake City Series 2021A, Rev., AMT, 5.00%, 7/1/2031	3,400,000	3,741,426
County of Utah, IHC Health Services, Inc. Series 2020B-2, Rev., 5.00%, 8/1/2026 (c)	2,365,000	2,398,675
Intermountain Power Agency, Utah Power Supply Series 2023A, Rev., 5.00%, 7/1/2030	130,000	142,726
Utah Associated Municipal Power Systems, Horse Butte Wind Project Series 2017A, Rev., 5.00%, 9/1/2026	825,000	838,057
Utah Board of Higher Education, University of Utah Auxiliary and Campus Facilities Series 1998A, Rev., NATL - RE, 5.50%, 4/1/2029	10,550,000	11,054,229
Utah Telecommunication Open Infrastructure Agency Series 2022, Rev., 5.00%, 6/1/2026	20,000	20,201
Total Utah		18,195,314
Virginia — 1.6%
Alexandria Redevelopment and Housing Authority, Multi-Family Housing 431 S Columbus State Block 4 Series 2024, Rev., VRDO, 3.40%, 12/1/2025 (c)	2,500,000	2,500,000
City of Alexandria, GO, 5.00%, 12/15/2026	3,600,000	3,688,055
City of Richmond Series 2017D, GO, 5.00%, 3/1/2027	45,000	46,379
City of Richmond Public Utility Series 2016A, Rev., 5.00%, 1/15/2026	450,000	451,321
City of Virginia Beach Series 2017A, GO, 5.00%, 4/1/2026	25,000	25,203
County of Fairfax Series 2016A, GO, 5.00%, 4/1/2026 (b)	30,000	30,243
County of Henrico Water and Sewer Series 2016, Rev., 5.00%, 5/1/2026	25,000	25,263
Fairfax County Economic Development Authority, Silver Line Phase I Project, Rev., 5.00%, 4/1/2027	20,000	20,155
Hampton Roads Sanitation District Series 2016A, Rev., 5.00%, 8/1/2026 (b)	30,000	30,489
Hampton Roads Sanitation District, Subordinate Wastewater Series 2016A, Rev., 5.00%, 8/1/2026 (b)	55,000	55,897
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (b)	18,965,000	19,235,547
Loudoun County Economic Development Authority Series 2020A, Rev., 5.00%, 12/1/2025	75,000	75,000
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008A, Rev., 3.13%, 10/1/2030 (c)	2,000,000	2,005,768
Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2020D, Rev., 5.00%, 7/1/2030 (c)	4,100,000	4,411,320
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs
Series 2017E, Rev., 5.00%, 2/1/2026	330,000	331,314
Series 2019B, Rev., 5.00%, 2/1/2026	45,000	45,179
Series 2019C, Rev., 5.00%, 2/1/2026	30,000	30,120
Series 2023A, Rev., 5.00%, 2/1/2026	60,000	60,239
Series 2017E, Rev., 5.00%, 2/1/2027	45,000	46,278
Series 2023A, Rev., 5.00%, 2/1/2027	195,000	200,536
Series 2020A, Rev., 5.00%, 2/1/2028	20,000	21,031
Series 2017E, Rev., 5.00%, 2/1/2029	285,000	299,622
Series 2017E, Rev., 5.00%, 2/1/2030	1,815,000	1,906,151
Virginia Commonwealth Transportation Board, Federal Highway Transportation
Rev., GAN, 5.00%, 3/15/2028	70,000	71,229
Rev., GAN, 5.00%, 9/15/2028	2,115,000	2,152,141
Virginia Commonwealth Transportation Board, Federal Transportation
Rev., GAN, 5.00%, 3/15/2026	30,000	30,217
Rev., GAN, 5.00%, 9/15/2028	1,345,000	1,402,464
Virginia Commonwealth University Series 2020A, Rev., 5.00%, 11/1/2026	55,000	56,122
Virginia Port Authority Series 2016B, Rev., AMT, 5.00%, 7/1/2026 (b)	8,755,000	8,849,825
Virginia Public Building Authority Series 2017A, Rev., 5.00%, 8/1/2027	50,000	52,050
Virginia Public School Authority, Prince William County, Rev., 5.00%, 8/1/2029	3,185,000	3,236,796

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Winchester Economic Development Authority, Valley Health System Obligated Group
Series 2024B-1, Rev., VRDO, LOC : Truist Bank, 2.88%, 12/1/2025 (c)	20,965,000	20,965,000
Series 2024B-2, Rev., VRDO, LOC : Truist Bank, 2.88%, 12/1/2025 (c)	15,000,000	15,000,000
Total Virginia		87,356,954
Washington — 1.6%
Central Washington University, Rev., 4.00%, 5/1/2026	270,000	270,080
City of Kent, Limited Tax Series 2016, GO, 5.00%, 12/1/2025	35,000	35,000
City of Seattle Series 2016B, Rev., 5.00%, 4/1/2027	105,000	105,799
City of Seattle Drainage and Wastewater System Improvement, Rev., 5.00%, 7/1/2027	55,000	57,149
City of Seattle Municipal Light and Power
Series 2018A, Rev., 5.00%, 1/1/2026	70,000	70,141
Series 2016B, Rev., 5.00%, 4/1/2026	185,000	186,515
Series 2020A, Rev., 5.00%, 7/1/2026	85,000	86,226
City of Seattle, Limited Tax Series 2022A, GO, 4.00%, 9/1/2028	25,000	25,957
Clark County Public Utility District No. 1 Electric Series 2024, Rev., 5.00%, 1/1/2029	675,000	722,991
Clark County School District No. 114 Evergreen Series 2019, GO, 5.00%, 12/1/2025	65,000	65,000
Clark County School District No. 37 Vancouver, Unlimited Tax, GO, 4.00%, 12/1/2025	1,855,000	1,855,000
County of King
Series 2017, GO, 5.00%, 7/1/2026	100,000	101,437
Series 2016B, Rev., 5.00%, 7/1/2027	20,000	20,262
County of King Sewer
Series 2018B, Rev., 5.00%, 7/1/2026	350,000	355,030
Series 2025A, Rev., 5.00%, 7/1/2027	3,775,000	3,922,490
Series 2025A, Rev., 5.00%, 7/1/2028	2,800,000	2,975,343
County of King, Limited Tax
Series 2024A, GO, 5.00%, 12/1/2025	1,400,000	1,400,000
Series 2024A, GO, 5.00%, 7/1/2026	60,000	60,862
County of King, Sewer, Junior Lien Series 2020B, Rev., 0.88%, 12/31/2025 (c)	60,000	59,905
Energy Northwest, Columbia Generating Station Series 2025A, Rev., 5.00%, 7/1/2029	3,850,000	4,178,924
Energy Northwest, Project 1
Series 2017-A, Rev., 5.00%, 7/1/2026	95,000	96,365
Series 2022-A, Rev., 5.00%, 7/1/2026	100,000	101,437
Series 2024B, Rev., 5.00%, 7/1/2026	3,600,000	3,651,734
Series 2024B, Rev., 5.00%, 7/1/2027	1,500,000	1,558,605
Series 2025A, Rev., 5.00%, 7/1/2027	2,900,000	3,013,303
Series 2025A, Rev., 5.00%, 7/1/2028	4,000,000	4,248,424
Energy Northwest, Project 3 Electric
Series 2018C, Rev., 5.00%, 7/1/2026	385,000	390,533
Series 2016-A, Rev., 5.00%, 7/1/2027	125,000	126,688
Franklin County School District No. 1 Pasco, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025	5,015,000	5,015,000
FYI Properties, State of Washington District Project Series 2019, Rev., 5.00%, 6/1/2026	300,000	303,398
Grant County Public Utility District No. 2 Electric Series 2023U, Rev., 4.00%, 12/31/2025	3,665,000	3,668,888
King County School District No. 403 Renton, Unlimited Tax Series 2017, GO, 4.00%, 12/1/2025	35,000	35,000
King County School District No. 409 Tahoma Series 2015, GO, 5.00%, 12/1/2025	25,000	25,000
King County School District No. 411 Issaquah, Unlimited Tax Series 2022, GO, 5.00%, 12/1/2025	110,000	110,000
Pierce County School District No. 10 Tacoma, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025 (b)	285,000	285,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Port of Seattle, Intermediate Lien
Series 2016, Rev., 5.00%, 2/1/2026	130,000	130,507
Series 2022A, Rev., 5.00%, 8/1/2026	225,000	228,569
Series 2016, Rev., 5.00%, 2/1/2027	30,000	30,108
Series C, Rev., AMT, 5.00%, 4/1/2027	2,100,000	2,102,049
Series A, Rev., 5.00%, 5/1/2027	100,000	103,306
Rev., 5.00%, 2/1/2028	80,000	80,302
Series 2022A, Rev., 5.00%, 8/1/2028	70,000	74,486
Series 2016, Rev., 5.00%, 2/1/2029	30,000	30,110
Series 2022A, Rev., 5.00%, 8/1/2029	90,000	97,864
Public Utility District No. 1 of Lewis County, Cowlitz Falls Hydroelec Project Series 2013, Rev., 5.25%, 10/1/2028	2,290,000	2,292,815
State of Washington
Series 2023C, COP, 5.00%, 1/1/2026	25,000	25,050
Series 2019D, COP, 5.00%, 7/1/2026	205,000	207,927
Series R-2025B, GO, 5.00%, 7/1/2026	10,000,000	10,144,524
Series 2024A, COP, 5.00%, 1/1/2027	200,000	205,317
State of Washington Motor Vehicle Fuel Tax Series R-2026B, GO, 5.00%, 7/1/2027	9,375,000	9,741,877
State of Washington, Various Purpose
Series 2016B, GO, 5.00%, 1/1/2026	5,920,000	5,931,117
Series 2016C, GO, 5.00%, 2/1/2026	845,000	848,190
Series 2019C, GO, 5.00%, 2/1/2026	150,000	150,610
Series 2020A, GO, 5.00%, 8/1/2026	25,000	25,413
Series 2025C, GO, 5.00%, 2/1/2027	2,065,000	2,124,570
Series R-2022C, GO, 4.00%, 7/1/2027	15,025,000	15,381,126
Series 2024A, GO, 5.00%, 8/1/2028	1,010,000	1,075,241
University of Washington
Series 2020C, Rev., 5.00%, 4/1/2026 (b)	5,000	5,039
Series 2020C, Rev., 5.00%, 4/1/2026	20,000	20,156
Washington Health Care Facilities Authority, Providence Health and Services Series 2012A, Rev., 5.00%, 10/1/2026	1,030,000	1,030,758
Total Washington		91,270,517
West Virginia — 0.4%
West Virginia Commissioner of Highways
Series 2017A, Rev., 5.00%, 9/1/2027	140,000	145,562
Series 2017A, Rev., 5.00%, 9/1/2028	180,000	187,023
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2010A, Rev., 0.63%, 12/15/2025 (c)	100,000	99,907
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Nucor Steel Project Series 2025B-1, Rev., AMT, VRDO, 3.10%, 12/10/2025 (c)	20,900,000	20,900,000
Total West Virginia		21,332,492
Wisconsin — 1.7%
City of De Pere Series 2013A, GO, 3.38%, 12/1/2026	310,000	310,095
City of Madison Series 2021A, GO, 4.00%, 10/1/2026	20,000	20,246
Lake Mills Area School District, GO, 5.00%, 3/1/2026	1,475,000	1,482,875
Milwaukee Metropolitan Sewerage District Series 2025H, GO, 5.00%, 10/1/2026	9,890,000	10,087,087
PMA Levy and Aid Anticipation Notes Program Series 2025B, Rev., 5.00%, 9/24/2026	6,000,000	6,106,915
Public Finance Authority, Duke Energy Progress Project Series 2022B, Rev., AMT, 4.00%, 10/1/2030 (c)	1,250,000	1,279,884

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
State of Wisconsin
Series 2017B, Rev., 5.00%, 5/1/2026 (b)	20,000	20,206
Series 2024-1, GO, 5.00%, 5/1/2026	30,000	30,304
Series 2024-1, GO, 5.00%, 5/1/2027	495,000	512,128
Series 2025-2, GO, 5.00%, 5/1/2027	4,000,000	4,138,406
Series 2021A, GO, 5.00%, 5/1/2029	5,115,000	5,411,138
Series 2025-2, GO, 5.00%, 5/1/2029	1,500,000	1,623,769
Series 2025A, GO, 5.00%, 5/1/2030	1,410,000	1,559,544
State of Wisconsin, Annual Appropriation Series 2017B, Rev., 5.00%, 5/1/2026 (b)	300,000	303,097
State of Wisconsin, Environmental Improvement Fund Series 2018A, Rev., 5.00%, 6/1/2026	25,000	25,311
Wisconsin Department of Transportation
Series 2017-1, Rev., 5.00%, 7/1/2027	65,000	67,544
Series 2025-1, Rev., 5.00%, 7/1/2029	3,000,000	3,257,056
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group
Series 2018B-2, Rev., 5.00%, 6/24/2026 (c)	1,680,000	1,699,461
Series 2018C1, Rev., 5.00%, 7/29/2026 (c)	1,400,000	1,419,387
Series 2018B-3, Rev., 5.00%, 6/22/2029 (c)	4,500,000	4,808,677
Series 2018C-4, Rev., 5.00%, 6/22/2029 (c)	6,000,000	6,401,110
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Group
Series 2016A, Rev., 5.00%, 11/15/2027	50,000	50,422
Series 2016A, Rev., 5.00%, 11/15/2029	400,000	403,638
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 4.00%, 5/15/2026 (b)	9,160,000	9,220,605
Series 2016A, Rev., 5.00%, 11/15/2026	2,050,000	2,068,015
Series 2016A, Rev., 5.00%, 11/15/2028	150,000	151,401
Series 2016A, Rev., 5.00%, 11/15/2030	3,810,000	3,843,371
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Obligated Group Series 2021B, Rev., VRDO, LIQ : US Bank NA, 2.90%, 12/1/2025 (c)	20,000,000	20,000,000
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health, Inc. Series B-2, Rev., 5.00%, 8/15/2026 (b) (c)	5,530,000	5,625,409
Wisconsin Health and Educational Facilities Authority, Mercy Alliance, Inc., Rev., 5.00%, 12/30/2025	160,000	160,290
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Services, Inc. Series 2018, Rev., 5.00%, 4/1/2028	65,000	68,137
Wisconsin Health and Educational Facilities Authority, Unity Point Health Series 2014A, Rev., 5.00%, 12/1/2025	825,000	825,000
Total Wisconsin		92,980,528
Total Municipal Bonds (Cost $5,132,200,939)		5,140,428,600

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 12.5%
Investment Companies — 12.5%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.71% (g) (h) (Cost $695,699,068)	695,636,171	695,705,734
Total Investments — 104.9% (Cost $5,827,900,007)		5,836,134,334
Liabilities in Excess of Other Assets — (4.9)%		(270,211,213)
NET ASSETS — 100.0%		5,565,923,121

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2025.

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$5,140,428,600	$—	$5,140,428,600
Short-Term Investments
Investment Companies	695,705,734	—	—	695,705,734
Total Investments in Securities	$695,705,734	$5,140,428,600	$—	$5,836,134,334

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.71% (a) (b)	$366,506,598	$2,902,733,204	$2,573,534,069	$1,516	$(1,515)	$695,705,734	695,636,171	$10,284,734	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.